File No. 333-164072

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 8

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 10

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

NScore Flex

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •1-877-446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. We may restrict the availability of this contract to certain broker-dealers. National Security Life and Annuity Company ("National Security") issues the contract. This contract is only available in New York.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account National Security Variable Account N ("VAN") are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAN. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AB Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2015

Form 8566-NSLAC	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series

Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Service Shares)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company) Federated Global Investment Management Corp

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo LLC
Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1) (Class 4)	Franklin Templeton Services, LLC (2)

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Trends Allocation Fund	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)

Form 8566-NSLAC	2

Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
INTECH U.S. Low Volatility Portfolio(1)	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)

JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust (Service Class)

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC

Northern Lights Variable Trust (Class 2 Shares)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)

PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)

Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

Form 8566-NSLAC	3

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 8566-NSLAC	4

Form 8566-NSLAC	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection and Premium Protection Plus are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB Plus with Annual Reset (2009) offered with this contract.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Form 8566-NSLAC	6

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8566-NSLAC	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses
Surrender Charge (also called a Contingent Deferred Sales Charge)	None
Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.40%
Account Expense Charge	0.35%
Total Separate Account Annual Expenses (without optional added benefits)	1.75%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount (current and maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount (current and maximum charge)
Premium Protection Plus or Joint Premium Protection Plus death benefit(1)* (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
GLWB Preferred I.S. (currently 1.00%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Preferred I.S. (currently 1.30%)	2.50% of the GLWB Base (maximum charge)
GLWB Plus (applied for on or after May 1, 2014: currently 1.05%) (applied for before May 1, 2014: currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Plus (applied for on or after May 1, 2014: currently 1.35%) (applied for before May 1, 2014: currently 1.20%)	2.40% of the GLWB Base (maximum charge)
GPP (2012) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)
GMIB Plus with Annual Reset (2009)(1)* (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GPP(1) *	0.55% of your average annual guaranteed principal amount

Form 8566-NSLAC	8

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.40%
Account Expense Charge	0.35%
Subtotal	1.75%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Preferred I.S.	2.50%
Maximum Possible Total Separate Account Expenses:	4.50%(2)

____________

(1) No longer available for purchase.

(2) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit or 8 year GPP with GLWB
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2014 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.33%	2.59%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$739	$2,351	$4,150	$9,553

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$739	$2,351	$4,150	$9,553

Form 8566-NSLAC	9

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$513	$1,669	$3,012	$7,289

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$513	$1,669	$3,012	$7,289

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 28, 2010. Since then, the following changes have been made to available Funds:

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.

Form 8566-NSLAC	10

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

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Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any

Form 8566-NSLAC	12

necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

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We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009) rider requires all your variable account values to be in Asset Allocation Models 2, 3, 4 or the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GPP (2012) and the GLWB riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GPP (2012) and the GLWB riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. National Security, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant.

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The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

• Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C or contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own a GMIB Plus with Annual Reset (2009), you can only be in Asset Allocation Model 2, 3, 4 or the Managed Volatility Model or comply with alternative investment restrictions, described below. If you own the GPP (2012) or any GLWB rider, you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

• We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

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• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

For any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

If you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account

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is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Federated Insurance Series Federated Managed Tail Risk Fund II Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

If you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of Asset Allocation Models 2, 3 or 4 or to the Managed Volatility Model. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Models or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

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 (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100 ® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

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CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not

Form 8566-NSLAC	19

update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions.

•  If you have purchased the GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the Joint GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If this rider terminates, a prorated annual rider charge will apply. Please see "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any

Form 8566-NSLAC	20

material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 2.80% of each purchase payment and ONEQ then pays part of that to the broker-dealers.

Form 8566-NSLAC	21

The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. Any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Sales Charge

No deduction is made for sales expense.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.40% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.40% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.40%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.75% for mortality risk, and 0.65% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)

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If you choose one of the GMIB Plus with Annual Reset (2009), the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB Plus with Annual Reset (2009) (No longer available for purchase.)	1.50%
(currently 0.95%)	(maximum charge)

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012)	0.90%
(currently 0.45%)	(maximum charge)
GPP (No longer available for purchase.)	0.55%

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.	2.00%
(currently 1.00%)	(maximum charge)
Joint GLWB Preferred I.S.	2.50%
(currently 1.30%)	(maximum charge)
GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.40%
(currently 1.35%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2014. For other riders, charge is 1.20%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (or such other amount required by state law) as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be

Form 8566-NSLAC	23

effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For all contracts applied for on or after August 8, 2012, we currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $15,000 if your initial purchase payment was $10,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For all contracts applied for before August 8, 2012, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $15,000 if your initial purchase payment was $10,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you

Form 8566-NSLAC	24

specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN. We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted

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in connection with certain retirement plans as discussed in "Qualified Pension or Profit-Sharing Plans". For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a

Form 8566-NSLAC	26

contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-877-446-6020, or by accessing our web site at nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of

Form 8566-NSLAC	27

the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. t least 12 transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

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What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-877-446-6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

We currently offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S. or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Preferred I.S., GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

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Please note that withdrawals you take under the GLWB Preferred I.S. or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

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Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S. or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

We also currently offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Preferred I.S., Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Preferred I.S. or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Preferred I.S. or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Preferred I.S. or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

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Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate

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the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In the past, we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

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Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with the GLWB Preferred I.S. or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S. or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S. or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of

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1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. You may only have one of the GLWB riders on your contract.

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Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

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The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) an amount equal to the annual credit multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,500 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $1,000 difference between the $6,500 withdrawn and the $5,500 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.5%, so your maximum annual withdrawal is $5,500. That means you can withdraw $5,500 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,500. Your GLWB base remains $100,000 and your Contract Value decreases to $84,500. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,817, i.e. $100,000 x (1 — $1,000/$84,500) because the pro-rata reduction of $1,183 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,500, your GLWB base remains $100,000 and your Contract Value is $114,500. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $873 ($1,000/$114,500 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

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After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking

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systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix E for some examples on how the calculation of the lifetime annuity payment works.

With the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is

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possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.00% of the GLWB base. The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. The GLWB Preferred I.S. rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or

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she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.45%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

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In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.30% of the GLWB base. We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit riders, or the 8-year guaranteed principal protection rider. You

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may not purchase the rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 6% simple interest (for riders applied for on or after May 1, 2014) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

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For riders applied for before May 1, 2014, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before May 1, 2014, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 78th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before May 1, 2014, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

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Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix F for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

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When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

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On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

If you applied for the GLWB Plus before May 1, 2014, we issued a guaranteed principal protection rider at the time the GLWB Plus rider was issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

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You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in the Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

During the annual credit period, the annual credit rate you may be eligible for is 6% simple interest of the Annual Credit Calculation Base for each year you do not take any withdrawals.

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The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 67	4.65%
68 to 74	5.00%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.20% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after May 1, 2014.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are

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not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset (2009) rider that we may offer. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB Plus with Annual Reset (2009) rider guarantees minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB Plus with Annual Reset (2009), are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

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Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

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Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

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If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is

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cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

We currently offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to any of the other Asset Allocation Models. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.90% (maximum) 0.45% (current)

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GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals.

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.00% (current)
Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.30% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)

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each of the first ten years if you take no withdrawals. • Investment restrictions (fewer available investment options). • Cannot purchase once the annuitant is 86.
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Form 8566-NSLAC	58

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge. The deduction of a contract administration charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract”

Form 8566-NSLAC	59

and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

Form 8566-NSLAC	60

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 8566-NSLAC	61

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $61,000 in 2015, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $61,000 and $71,000. For married couples filing jointly, the applicable dollar limitation is $98,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $98,000-$118,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $71,000 for individuals and $118,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2015 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2015. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $18,000 for 2015.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $53,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

Form 8566-NSLAC	62

deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally

Form 8566-NSLAC	63

disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2015, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $193,000 for married individuals filing jointly and less than $131,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $183,000 and $193,000 for married and between $116,000 and $131,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

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Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2015. Employees age 50 and older may contribute an additional $3,000 in 2015. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

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Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. For purposes of this projection, an annual earnings rate of 2% has been assumed.

Form 8566-NSLAC	66

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2010	$10.00	$9.91	0
	2011	$9.91	$9.74	0
	2012	$9.74	$9.57	0
	2013	$9.57	$9.41	0
	2014	$9.41	$9.25	0

Equity Portfolio	2010	$10.00	$11.88	0
	2011	$11.88	$11.29	0
	2012	$11.29	$12.83	0
	2013	$12.83	$17.36	0
	2014	$17.36	$19.47	1,031

Bond Portfolio	2010	$10.00	$10.13	0
	2011	$10.13	$10.59	0
	2012	$10.59	$11.17	0
	2013	$11.17	$10.76	0
	2014	$10.76	$11.20	0

Omni Portfolio	2010	$10.00	$11.58	0
	2011	$11.58	$10.91	0
	2012	$10.91	$12.02	0
	2013	$12.02	$15.42	0
	2014	$15.42	$16.99	0

S&P 500® Index Portfolio	2010	$10.00	$12.06	0
	2011	$12.06	$12.06	0
	2012	$12.06	$13.68	0
	2013	$13.68	$17.71	0
	2014	$17.71	$19.68	0

International Portfolio	2010	$10.00	$12.96	0
	2011	$12.96	$10.78	0
	2012	$10.78	$12.73	0
	2013	$12.73	$13.98	0
	2014	$13.98	$12.44	0

Form 8566-NSLAC	67

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
International Small-Mid Company Portfolio	2010	$10.00	$13.25	0
	2011	$13.25	$10.75	0
	2012	$10.75	$12.96	0
	2013	$12.96	$16.26	0
	2014	$16.26	$14.57	0

Capital Appreciation Portfolio	2010	$10.00	$12.14	0
	2011	$12.14	$11.73	0
	2012	$11.73	$13.56	0
	2013	$13.56	$17.93	0
	2014	$17.93	$19.12	1,285

Aggressive Growth Portfolio	2010	$10.00	$11.98	0
	2011	$11.98	$11.15	0
	2012	$11.15	$13.47	0
	2013	$13.47	$17.40	0
	2014	$17.40	$18.74	0

Mid Cap Opportunity Portfolio	2010	$10.00	$12.39	0
	2011	$12.39	$11.77	0
	2012	$11.77	$13.85	0
	2013	$13.85	$18.03	0
	2014	$18.03	$19.76	0

Capital Growth Portfolio	2010	$10.00	$13.38	0
	2011	$13.38	$12.83	0
	2012	$12.83	$14.35	0
	2013	$14.35	$18.37	0
	2014	$18.37	$18.50	0

High Income Bond Portfolio	2010	$10.00	$10.85	0
	2011	$10.85	$11.23	425
	2012	$11.23	$12.62	467
	2013	$12.62	$13.28	487
	2014	$13.28	$13.42	1,339

Strategic Value Portfolio	2010	$10.00	$11.72	0
	2011	$11.72	$13.14	0
	2012	$13.14	$13.84	491
	2013	$13.84	$16.46	586
	2014	$16.46	$18.19	857

Small Cap Growth Portfolio	2010	$10.00	$12.81	0
	2011	$12.81	$12.93	0
	2012	$12.93	$15.00	0
	2013	$15.00	$21.42	0
	2014	$21.42	$23.29	45

Form 8566-NSLAC	68

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Nasdaq-100® Index Portfolio	2010	$10.00	$12.46	0
	2011	$12.46	$12.64	0
	2012	$12.64	$14.64	0
	2013	$14.64	$19.56	0
	2014	$19.56	$22.83	0

Bristol Portfolio	2010	$10.00	$12.07	0
	2011	$12.07	$11.67	213
	2012	$11.67	$12.25	398
	2013	$12.25	$17.00	316
	2014	$17.00	$19.03	764

Bryton Growth Portfolio	2010	$10.00	$12.97	0
	2011	$12.97	$11.56	230
	2012	$11.56	$12.65	281
	2013	$12.65	$17.49	225
	2014	$17.49	$18.25	550

Balanced Portfolio	2010	$10.00	$11.09	0
	2011	$11.09	$11.15	0
	2012	$11.15	$12.41	0
	2013	$12.41	$14.06	0
	2014	$14.06	$14.65	3,258

Target VIP Portfolio	2010	$10.00	$12.66	0
	2011	$12.66	$12.27	0
	2012	$12.27	$13.89	0
	2013	$13.89	$18.67	0
	2014	$18.67	$19.71	0

Bristol Growth Portfolio	2010	$10.00	$12.09	0
	2011	$12.09	$11.67	213
	2012	$11.67	$12.76	255
	2013	$12.76	$17.38	206
	2014	$17.38	$19.13	506

Risk Managed Balanced Portfolio	2014	$10.00	$10.71	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	2010	$10.00	$12.15	0
	2011	$12.15	$11.11	0
	2012	$11.11	$12.59	0
	2013	$12.59	$14.68	0
	2014	$14.68	$14.45	0

Form 8566-NSLAC	69

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.80	1,748
	2013	$10.80	$10.76	3,356
	2014	$10.76	$11.18	2,068

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.69	0
	2012	$9.69	$10.28	0
	2013	$10.28	$11.31	5,724
	2014	$11.31	$11.59	5,705

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2010	$10.00	$12.13	0
	2011	$12.13	$12.96	0
	2012	$12.96	$14.03	0
	2013	$14.03	$16.66	0
	2014	$16.66	$17.65	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2010	$10.00	$12.32	0
	2011	$12.32	$10.48	0
	2012	$10.48	$12.05	0
	2013	$12.05	$16.54	0
	2014	$16.54	$17.79	0

Federated Managed Volatility Fund II	2012	$10.00	$11.08	0
	2013	$11.08	$13.25	0
	2014	$13.25	$13.53	0

Federated Managed Tail Risk Fund II	2013	$10.00	$10.16	0
	2014	$10.16	$9.85	0

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2010	$10.00	$12.32	0
	2011	$12.32	$11.77	0
	2012	$11.77	$13.43	0
	2013	$13.43	$17.29	0
	2014	$17.29	$18.97	0

Fidelity® VIP Mid Cap Portfolio	2010	$10.00	$12.47	0
	2011	$12.47	$10.92	325

Form 8566-NSLAC	70

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$10.92	$12.30	421
	2013	$12.30	$16.42	348
	2014	$16.42	$17.11	870

Fidelity® VIP Growth Portfolio	2010	$10.00	$12.82	0
	2011	$12.82	$12.60	0
	2012	$12.60	$14.16	0
	2013	$14.16	$18.93	0
	2014	$18.93	$20.66	0

Fidelity® VIP Equity-Income Portfolio	2010	$10.00	$12.16	0
	2011	$12.16	$12.03	0
	2012	$12.03	$13.84	0
	2013	$13.84	$17.39	0
	2014	$17.39	$18.54	0

Fidelity® VIP Real Estate Portfolio	2010	$10.00	$12.05	0
	2011	$12.05	$12.77	206
	2012	$12.77	$14.84	219
	2013	$14.84	$14.82	242
	2014	$14.82	$18.91	512

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.31	431
	2014	$11.31	$11.75	430

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income VIP Fund	2010	$10.00	$11.12	0
	2011	$11.12	$11.18	0
	2012	$11.18	$12.36	0
	2013	$12.36	$13.83	0
	2014	$13.83	$14.21	0

Franklin Flex Cap Growth VIP Fund	2010	$10.00	$12.35	0
	2011	$12.35	$11.54	738
	2012	$11.54	$12.39	573
	2013	$12.39	$16.71	470
	2014	$16.71	$17.41	0

Templeton Foreign VIP Fund	2010	$10.00	$12.22	0
	2011	$12.22	$10.72	771
	2012	$10.72	$12.44	987
	2013	$12.44	$15.02	904
	2014	$15.02	$13.11	2,667

Form 8566-NSLAC	71

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin Founding Funds Allocation VIP Fund	2010	$10.00	$11.49	0
	2011	$11.49	$11.10	0
	2012	$11.10	$12.57	0
	2013	$12.57	$15.27	0
	2014	$15.27	$15.42	0

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2010	$10.00	$11.87	0
	2011	$11.87	$10.82	1,617
	2012	$10.82	$12.64	1,100
	2013	$12.64	$16.51	822
	2014	$16.51	$18.27	1,610

Goldman Sachs U.S. Equity Insights Fund	2010	$10.00	$11.95	0
	2011	$11.95	$12.21	0
	2012	$12.21	$13.69	0
	2013	$13.69	$18.46	0
	2014	$18.46	$21.08	0

Goldman Sachs Strategic Growth Fund	2010	$10.00	$11.88	0
	2011	$11.88	$11.34	0
	2012	$11.34	$13.34	0
	2013	$13.34	$17.30	0
	2014	$17.30	$19.28	0

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.19	0
	2013	$10.19	$11.38	4,297
	2014	$11.38	$11.62	4,346

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	2010	$10.00	$11.62	0
	2011	$11.62	$10.60	0
	2012	$10.60	$12.41	0
	2013	$12.41	$15.26	0
	2014	$15.26	$14.21	0

Ivy Funds VIP Global Natural Resources	2010	$10.00	$13.90	0
	2011	$13.90	$10.73	0
	2012	$10.73	$10.74	0
	2013	$10.74	$11.38	0
	2014	$11.38	$9.73	0

Form 8566-NSLAC	72

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ivy Funds VIP Science and Technology	2010	$10.00	$12.17	0
	2011	$12.17	$11.27	0
	2012	$11.27	$14.16	0
	2013	$14.16	$21.76	0
	2014	$21.76	$22.01	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$10.00	$12.17	0
	2011	$12.17	$12.22	0
	2012	$12.22	$14.45	0
	2013	$14.45	$18.79	0
	2014	$18.79	$21.26	0

JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$10.00	$12.54	0
	2011	$12.54	$11.73	0
	2012	$11.73	$13.81	0
	2013	$13.81	$19.31	0
	2014	$19.31	$20.80	0

Janus Aspen Series (Service Shares)
Janus Portfolio	2010	$10.00	$11.84	0
	2011	$11.84	$10.99	0
	2012	$10.99	$12.78	0
	2013	$12.78	$16.33	0
	2014	$16.33	$18.09	0

Overseas Portfolio	2010	$10.00	$12.59	0
	2011	$12.59	$8.37	0
	2012	$8.37	$9.31	0
	2013	$9.31	$10.46	0
	2014	$10.46	$9.04	0

Global Research Portfolio	2010	$10.00	$12.02	0
	2011	$12.02	$10.16	0
	2012	$10.16	$11.96	0
	2013	$11.96	$15.06	0
	2014	$15.06	$15.86	0

Balanced Portfolio	2010	$10.00	$11.04	0
	2011	$11.04	$11.00	0
	2012	$11.00	$12.25	0
	2013	$12.25	$14.43	0
	2014	$14.43	$15.35	0

Form 8566-NSLAC	73

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.88	0
	2013	$9.88	$12.12	11,842
	2014	$12.12	$14.03	12,557

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2010	$10.00	$12.48	0
	2011	$12.48	$11.16	117
	2012	$11.16	$12.08	0
	2013	$12.08	$16.06	0
	2014	$16.06	$17.53	0

Lazard Retirement Emerging Markets Equity Portfolio	2010	$10.00	$12.45	0
	2011	$12.45	$10.04	232
	2012	$10.04	$12.04	295
	2013	$12.04	$11.68	490
	2014	$11.68	$10.95	1,359

Lazard Retirement International Equity Portfolio	2010	$10.00	$12.05	0
	2011	$12.05	$10.98	977
	2012	$10.98	$13.07	1,165
	2013	$13.07	$15.51	1,084
	2014	$15.51	$14.60	3,033

Lazard Retirement U.S. Strategic Equity Portfolio	2010	$10.00	$12.18	0
	2011	$12.18	$12.21	0
	2012	$12.21	$13.68	0
	2013	$13.68	$17.21	0
	2014	$17.21	$19.41	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.45	0
	2013	$10.45	$12.27	6,478
	2014	$12.27	$12.39	6,407

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2010	$10.00	$11.65	0
	2011	$11.65	$12.35	0
	2012	$12.35	$13.86	0
	2013	$13.86	$17.16	0

Form 8566-NSLAC	74

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$17.16	$19.16	0

ClearBridge Variable Large Cap Value Portfolio	2010	$10.00	$11.77	0
	2011	$11.77	$12.14	0
	2012	$12.14	$13.90	0
	2013	$13.90	$18.08	0
	2014	$18.08	$19.85	0

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.74	0
	2013	$10.74	$12.49	26,492
	2014	$12.49	$13.10	32,251

MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	2010	$10.00	$12.07	0
	2011	$12.07	$11.90	0
	2012	$11.90	$13.65	0
	2013	$13.65	$17.44	0
	2014	$17.44	$19.05	0

MFS® Mid Cap Growth Series	2010	$10.00	$12.81	0
	2011	$12.81	$11.81	0
	2012	$11.81	$13.51	0
	2013	$13.51	$18.22	0
	2014	$18.22	$19.44	0

MFS® New Discovery Series	2010	$10.00	$13.14	0
	2011	$13.14	$11.56	0
	2012	$11.56	$13.74	0
	2013	$13.74	$19.06	0
	2014	$19.06	$17.33	0

MFS® Total Return Series	2010	$10.00	$11.11	0
	2011	$11.11	$11.09	0
	2012	$11.09	$12.09	0
	2013	$12.09	$14.11	0
	2014	$14.11	$15.01	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2010	$10.00	$12.74	0
	2011	$12.74	$11.68	0
	2012	$11.68	$13.24	0
	2013	$13.24	$17.80	0
	2014	$17.80	$19.86	0

Form 8566-NSLAC	75

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.76	0
	2012	$9.76	$10.40	0
	2013	$10.40	$11.03	4,665
	2014	$11.03	$11.17	4,674

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.68	0
	2012	$9.68	$10.34	0
	2013	$10.34	$11.42	2,108
	2014	$11.42	$11.54	2,143

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.55	0
	2012	$9.55	$10.16	0
	2013	$10.16	$11.58	11,962
	2014	$11.58	$11.53	14,832

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$11.13	725
	2012	$11.13	$11.90	853
	2013	$11.90	$10.62	1,051
	2014	$10.62	$10.76	3,022

PIMCO Total Return Portfolio	2010	$10.00	$10.17	0
	2011	$10.17	$10.36	2,977
	2012	$10.36	$11.15	3,167
	2013	$11.15	$10.75	3,146
	2014	$10.75	$11.01	8,068

PIMCO Global Bond Portfolio (Unhedged)	2010	$10.00	$10.82	0
	2011	$10.82	$11.44	196
	2012	$11.44	$12.03	295
	2013	$12.03	$10.82	0
	2014	$10.82	$10.87	0

PIMCO CommodityRealReturn® Strategy Portfolio	2010	$10.00	$13.28	0
	2011	$13.28	$12.07	190
	2012	$12.07	$12.50	284
	2013	$12.50	$10.48	342
	2014	$10.48	$8.40	0

Form 8566-NSLAC	76

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.00	0
	2013	$10.00	$10.94	10,046
	2014	$10.94	$11.38	9,779

PIMCO Short-Term Portfolio	2013	$10.00	$9.98	0
	2014	$9.98	$9.88	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2010	$10.00	$12.24	0
	2011	$12.24	$12.02	0
	2012	$12.02	$13.66	0
	2013	$13.66	$18.41	0
	2014	$18.41	$19.83	0

Jennison 20/20 Focus Portfolio	2010	$10.00	$12.21	0
	2011	$12.21	$11.46	423
	2012	$11.46	$12.46	0
	2013	$12.46	$15.84	0
	2014	$15.84	$16.61	0

Royce Capital Fund (Investment Class)
Royce Small-Cap Portfolio	2010	$10.00	$11.89	0
	2011	$11.89	$11.30	219
	2012	$11.30	$12.50	487
	2013	$12.50	$16.55	408
	2014	$16.55	$16.79	886

Royce Micro-Cap Portfolio	2010	$10.00	$13.03	0
	2011	$13.03	$11.26	0
	2012	$11.26	$11.91	0
	2013	$11.91	$14.16	0
	2014	$14.16	$13.42	0

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$10.50	0
	2012	$10.50	$11.27	0
	2013	$11.27	$11.01	0
	2014	$11.01	$11.64	0

Morgan Stanley UIF U.S. Real Estate Portfolio	2010	$10.00	$11.96	0

Form 8566-NSLAC	77

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$11.96	$12.42	0
	2012	$12.42	$14.11	0
	2013	$14.11	$14.12	0
	2014	$14.12	$17.95	0

Morgan Stanley UIF Growth Portfolio	2010	$10.00	$12.78	0
	2011	$12.78	$12.17	0
	2012	$12.17	$13.65	0
	2013	$13.65	$19.81	0
	2014	$19.81	$20.66	0

Form 8566-NSLAC	78

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Trends Allocation Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AB VPS Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	40%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Capital Appreciation Portfolio	3%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	31%
PIMCO Real Return Portfolio	11%
Balanced Portfolio	8%
High Income Bond Portfolio	7%
Lazard Retirement International Equity Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign VIP Fund	4%
Capital Appreciation Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Equity Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Form 8566-NSLAC	79

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	19%
Balanced Portfolio	10%
Lazard Retirement International Equity Portfolio	9%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Goldman Sachs Large Cap Value Fund	6%
Capital Appreciation Portfolio	5%
Equity Portfolio	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
Strategic Value Portfolio	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Royce Small-Cap Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Small Cap Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Balanced Portfolio	8%
Equity Portfolio	8%
Goldman Sachs Large Cap Value Fund	8%
Capital Appreciation Portfolio	7%
Strategic Value Portfolio	7%
Royce Small-Cap Portfolio	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Small Cap Growth Portfolio	4%

Form 8566-NSLAC	80

Portfolio	Percentage of Model
Bryton Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%

Form 8566-NSLAC	81

Appendix D

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,001 (5.60% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,550 (6.42% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,850 ($214,300 prior GLWB base + $11,550 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $12,648 (5.60% of $225,850), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $37,352 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $12,648 was $166,352 ($179,000 — $12,648). Upon the excess withdrawal, your GLWB base is set equal to $175,138, i.e. $225,850 x (1 — $37,352/$166,352). Because the GLWB base after adjustment for the excess withdrawal of $175,138 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $175,138.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,260 (7% of $175,138 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $187,398 ($175,138 prior GLWB base + $12,260 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $197,398 ($187,398 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $185,138 ($175,138 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,960 (7% of $185,138 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $210,358 ($187,398 prior GLWB base + $10,000 additional purchase payment + $12,960 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8566-NSLAC	82

Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $12,960 (7% of $185,138 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $223,317 for year nine, $236,277 for year ten, $249,237 for year 11, $262,196 for year 12, $275,156 for year 13, $288,116 for year 14, and $301,075 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

Form 8566-NSLAC	83

Appendix E

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.5%	+	4%	–	6%)	x	$100,000	=	$3,500
(5.5%	+	6%	–	6%)	x	$100,000	=	$5,500
(5.5%	+	8%	–	6%)	x	$100,000	=	$7,500

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.5% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.5% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 until the 15th rider anniversary, since it is greater than the $3,500 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8566-NSLAC	84

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8566-NSLAC	85

Appendix F

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8566-NSLAC	86

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for before May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8566-NSLAC	87

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 8566-NSLAC	88

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-164072

Form 8566-NSLAC	89

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 1-877-446-6020

NScore Flex VA

Statement of Additional Information

May 1, 2015

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2015. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N as of December 31, 2014 and for each of the periods in the two-year period ended December 31, 2014, and the related financial highlights for each of the periods in the five-year period ended December 31, 2014, and the financial statements and schedules of National Security Life and Annuity Company as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2014	$3,675,361	None
2013	$3,518,822	None
2012	$1,523,645	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
207,799 Shares (Cost $ 6,248,856)	$6,948,811	$6,948,811
Money Market Subaccount
156,111 Shares (Cost $ 1,561,110)	1,561,110	1,561,110
Bond Subaccount
88,062 Shares (Cost $ 1,178,815)	1,378,175	1,378,175
Omni Subaccount
5,993 Shares (Cost $ 86,668)	144,719	144,719
International Subaccount
293,143 Shares (Cost $ 3,338,785)	3,678,945	3,678,945
Capital Appreciation Subaccount
220,219 Shares (Cost $ 6,476,724)	7,447,797	7,447,797
International Small-Mid Company Subaccount
7,401 Shares (Cost $ 151,810)	202,705	202,705
Aggressive Growth Subaccount
39,697 Shares (Cost $ 342,562)	543,847	543,847
Small Cap Growth Subaccount
98,406 Shares (Cost $ 2,079,042)	2,466,045	2,466,045
Mid Cap Opportunity Subaccount
18,844 Shares (Cost $ 307,700)	593,384	593,384
S&P 500® Index Subaccount
99,726 Shares (Cost $ 1,644,970)	2,186,981	2,186,981
Strategic Value Subaccount
458,970 Shares (Cost $ 5,417,547)	6,388,866	6,388,866
High Income Bond Subaccount
266,412 Shares (Cost $ 3,390,955)	4,347,851	4,347,851
Capital Growth Subaccount
17,821 Shares (Cost $ 587,088)	730,831	730,831
Nasdaq-100® Index Subaccount
158,966 Shares (Cost $ 1,211,627)	1,729,550	1,729,550
Bristol Subaccount
218,853 Shares (Cost $ 2,648,947)	4,541,209	4,541,209
Bryton Growth Subaccount
176,739 Shares (Cost $ 2,293,860)	3,617,849	3,617,849
Balanced Subaccount
928,528 Shares (Cost $ 16,952,146)	17,604,892	17,604,892

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
90,959 Shares (Cost $ 1,170,718)	$1,317,995	$1,317,995
Bristol Growth Subaccount
152,685 Shares (Cost $ 1,467,835)	2,510,147	2,510,147
Risk Managed Balanced Subaccount
37,464 Shares (Cost $ 392,436)	405,736	405,736
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
593 Shares (Cost $ 11,062)	17,103	17,103
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
67,785 Shares (Cost $ 697,098)	721,912	721,912
U.S. Real Estate Subaccount
88,829 Shares (Cost $ 1,131,744)	1,778,352	1,778,352
Growth Subaccount
26,632 Shares (Cost $ 561,759)	798,172	798,172
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
28,786 Shares (Cost $ 934,525)	990,817	990,817
Invesco V.I. Balanced-Risk Allocation Subaccount
585,048 Shares (Cost $ 7,177,889)	7,120,039	7,120,039
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
366,973 Shares (Cost $ 4,103,935)	4,179,824	4,179,824
U.S. Equity Insights Subaccount (a)
44,172 Shares (Cost $ 564,483)	800,398	800,398
Strategic Growth Subaccount
20,884 Shares (Cost $ 294,422)	337,492	337,492
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
330,251 Shares (Cost $ 6,752,566)	6,591,807	6,591,807
U.S. Small-Mid Cap Equity Subaccount
55,188 Shares (Cost $ 482,902)	451,442	451,442
U.S. Strategic Equity Subaccount
27,036 Shares (Cost $ 266,511)	328,486	328,486
International Equity Subaccount
1,009,760 Shares (Cost $ 10,572,333)	12,621,997	12,621,997
Global Dynamic Mult Asset Subaccount (a)
537,236 Shares (Cost $ 6,429,085)	6,371,616	6,371,616

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
80,838 Shares (Cost $ 1,195,024)	$1,737,210	$1,737,210
Jennison Subaccount
7,349 Shares (Cost $ 174,871)	292,488	292,488
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
228,244 Shares (Cost $ 7,178,249)	8,408,509	8,408,509
VIP Contrafund® Subaccount
180,237 Shares (Cost $ 4,555,065)	6,614,703	6,614,703
VIP Growth Subaccount
3,419 Shares (Cost $ 154,443)	214,727	214,727
VIP Equity-Income Subaccount
63,543 Shares (Cost $ 1,375,349)	1,514,240	1,514,240
VIP Real Estate Subaccount
158,490 Shares (Cost $ 2,416,390)	3,085,800	3,085,800
VIP Target Volatility Subaccount
461,477 Shares (Cost $ 5,149,981)	5,223,915	5,223,915
Janus Aspen Series - Service Shares:
Janus Subaccount
17,757 Shares (Cost $ 450,764)	625,241	625,241
Global Research Subaccount
2,430 Shares (Cost $ 80,664)	99,085	99,085
Balanced Subaccount
30,473 Shares (Cost $ 860,093)	1,004,684	1,004,684
Overseas Subaccount
128,379 Shares (Cost $ 5,152,840)	4,050,356	4,050,356
INTECH U.S. Low Volatility Subaccount
909,281 Shares (Cost $ 11,364,366)	12,984,529	12,984,529
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
11,771 Shares (Cost $ 184,639)	283,219	283,219
Mid Cap Value Subaccount
300,342 Shares (Cost $ 1,830,499)	3,426,902	3,426,902

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
28,660 Shares (Cost $ 442,858)	$438,491	$438,491
Investors Growth Stock Subaccount
1,515 Shares (Cost $ 15,528)	23,677	23,677
Mid Cap Growth Subaccount
49,297 Shares (Cost $ 330,467)	415,577	415,577
Total Return Subaccount
40,172 Shares (Cost $ 775,204)	962,111	962,111
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
835,899 Shares (Cost $ 11,125,233)	10,707,860	10,707,860
Total Return Subaccount
2,147,160 Shares (Cost $ 23,952,463)	24,048,195	24,048,195
Global Bond Subaccount
107,636 Shares (Cost $ 1,429,975)	1,286,255	1,286,255
CommodityRealReturn® Strategy Subaccount
268,645 Shares (Cost $ 1,849,572)	1,305,615	1,305,615
Global Diversified Allocation Subaccount
1,659,442 Shares (Cost $ 17,466,591)	17,341,164	17,341,164
Short-Term Subaccount
49,480 Shares (Cost $ 508,709)	507,660	507,660
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
153,588 Shares (Cost $ 1,648,716)	1,746,300	1,746,300
Small-Cap Subaccount
656,517 Shares (Cost $ 7,128,966)	8,304,936	8,304,936
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
16,706 Shares (Cost $ 643,822)	822,428	822,428
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount (a)
143,901 Shares (Cost $ 1,999,563)	2,165,716	2,165,716
Franklin Flex Cap Growth VIP Subaccount (a)
9,700 Shares (Cost $ 123,842)	161,110	161,110
Franklin Income VIP Subaccount (a)
63,213 Shares (Cost $ 969,838)	1,011,409	1,011,409

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
23,503 Shares (Cost $ 335,963)	$375,338	$375,338
ClearBridge Variable Large Cap Value Subaccount
25,012 Shares (Cost $ 512,150)	486,989	486,989
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (b)
3,211,522 Shares (Cost $ 39,969,072)	42,070,934	42,070,934
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
55,440 Shares (Cost $ 801,769)	1,106,031	1,106,031
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
26,870 Shares (Cost $ 371,815)	494,148	494,148
Managed Volatility Fund II Subaccount
1,099,338 Shares (Cost $ 11,606,024)	11,576,032	11,576,032
Managed Tail Risk Fund II Subaccount
514,200 Shares (Cost $ 2,990,320)	2,848,667	2,848,667
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
735,952 Shares (Cost $ 7,602,138)	8,375,132	8,375,132
U.S. Equity Insights Subaccount (a)
12,622 Shares (Cost $ 205,142)	229,340	229,340
Strategic Growth Subaccount
15,779 Shares (Cost $ 221,415)	254,516	254,516
Global Markets Navigator Subaccount
617,825 Shares (Cost $ 6,973,792)	7,302,687	7,302,687
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount (a)
677,938 Shares (Cost $ 9,449,037)	10,277,538	10,277,538
Franklin Flex Cap Growth VIP Subaccount (a)
105,398 Shares (Cost $ 1,336,486)	1,731,690	1,731,690
Franklin Income VIP Subaccount (a)
135,843 Shares (Cost $ 2,092,033)	2,215,602	2,215,602
Franklin Founding Funds Allocation VIP Subaccount (a)
100,306 Shares (Cost $ 734,121)	756,308	756,308

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
500,499 Shares (Cost $ 5,035,965)	$5,439,572	$5,439,572
VIP Global Natural Resources Subaccount
129,047 Shares (Cost $ 699,733)	609,707	609,707
VIP Science and Technology Subaccount
23,031 Shares (Cost $ 483,441)	576,309	576,309
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
666,059 Shares (Cost $ 7,453,903)	7,739,602	7,739,602
TOPS® Managed Risk Moderate Growth ETF Subaccount
1,195,727 Shares (Cost $ 13,729,250)	14,312,853	14,312,853
TOPS® Managed Risk Growth ETF Subaccount
505,540 Shares (Cost $ 5,666,447)	5,945,145	5,945,145
AllianceBernstein Variable Products Series Fund, Inc. - Class B
Dynamic Asset Allocation Subaccount
390,150 Shares (Cost $ 4,464,278)	4,553,048	4,553,048

Totals	$363,548,202	$363,548,202

(a)	Name change was effective May 1, 2014:

U.S. Equity Insights Subaccount formerly known as Structured U.S. Equity Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

(b)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	International Small-Mid Company Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$22,538	$0	$0	$1,351	$0	$19,581	$0
Risk and administrative expense (note 2)	(42,707)	(23,371)	(18,908)	(1,914)	(52,504)	(45,044)	(2,814)

Net investment activity	(20,169)	(23,371)	(18,908)	(563)	(52,504)	(25,463)	(2,814)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	88,752	(3)	39,804	25,197	76,358	111,976	8,809
Unrealized gain (loss)	345,543	0	39,190	(8,481)	(444,925)	191,497	(29,040)

Net gain (loss) on investments	434,295	(3)	78,994	16,716	(368,567)	303,473	(20,231)

Net increase (decrease) in contract owners’ equity from operations	$414,126	$(23,374)	$60,086	$16,153	$(421,071)	$278,010	$(23,045)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$26,359	$344,884	$0	$0
Risk and administrative expense (note 2)	(7,429)	(13,718)	(8,296)	(23,167)	(99,435)	(71,234)	(9,710)

Net investment activity	(7,429)	(13,718)	(8,296)	3,192	245,449	(71,234)	(9,710)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	34,092	57,134	44,209	62,376	475,093	485,146	14,984
Unrealized gain (loss)	14,188	222,871	22,298	139,175	66,847	(329,862)	1,523

Net gain (loss) on investments	48,280	280,005	66,507	201,551	541,940	155,284	16,507

Net increase (decrease) in contract owners’ equity from operations	$40,851	$266,287	$58,211	$204,743	$787,389	$84,050	$6,797

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount
	2014	2014	2014	2014	2014	2014	2014 (a)
Investment activity:
Reinvested dividends	$17,387	$17,754	$0	$127,793	$20,400	$7,566	$0
Risk and administrative expense (note 2)	(21,205)	(62,218)	(48,782)	(131,216)	(17,624)	(33,657)	(1,612)

Net investment activity	(3,818)	(44,464)	(48,782)	(3,423)	2,776	(26,091)	(1,612)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	71,912	324,049	268,478	53,059	16,500	166,852	378
Unrealized gain (loss)	192,555	261,504	(37,479)	486,500	55,996	113,893	13,300

Net gain (loss) on investments	264,467	585,553	230,999	539,559	72,496	280,745	13,678

Net increase (decrease) in contract owners’ equity from operations	$260,649	$541,089	$182,217	$536,136	$75,272	$254,654	$12,066

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Wells Fargo Advantage Variable Trust Funds	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$9	$18,133	$21,705	$0
Risk and administrative expense (note 2)	(227)	(9,491)	(24,106)	(8,253)

Net investment activity	(218)	8,642	(2,401)	(8,253)

Reinvested capital gains	0	0	0	55,037

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	98	5,957	128,663	39,648
Unrealized gain (loss)	1,519	23,801	301,357	(57,793)

Net gain (loss) on investments	1,617	29,758	430,020	(18,145)

Net increase (decrease) in contract owners’ equity from operations	$1,399	$38,400	$427,619	$28,639

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$14,913	$0	$58,157	$11,420	$1,211
Risk and administrative expense (note 2)	(11,641)	(166,068)	(61,666)	(11,888)	(4,499)

Net investment activity	3,272	(166,068)	(3,509)	(468)	(3,288)

Reinvested capital gains	0	789,012	768,227	36,341	62,856

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,491	(190,078)	200,091	67,776	7,469
Unrealized gain (loss)	(29,089)	13,914	(473,114)	13,887	(29,768)

Net gain (loss) on investments	(21,598)	(176,164)	(273,023)	81,663	(22,299)

Net increase (decrease) in contract owners’ equity from operations	$(18,326)	$446,780	$491,695	$117,536	$37,269

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$113,499	$0	$2,112	$199,724	$35,107	$0	$0
Risk and administrative expense (note 2)	(90,785)	(6,170)	(2,817)	(167,892)	(73,726)	(23,144)	(4,618)

Net investment activity	22,714	(6,170)	(705)	31,832	(38,619)	(23,144)	(4,618)

Reinvested capital gains	60,665	71,596	37,443	0	353,953	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	98,094	330	4,920	263,741	26,482	69,056	48,846
Unrealized gain (loss)	(548,333)	(24,745)	(1,104)	(996,164)	(275,680)	43,782	(19,309)

Net gain (loss) on investments	(450,239)	(24,415)	3,816	(732,423)	(249,198)	112,838	29,537

Net increase (decrease) in contract owners’ equity from operations	$(366,860)	$41,011	$40,554	$(700,591)	$66,136	$89,694	$24,919

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,615	$47,411	$0	$39,780	$49,190	$50,481
Risk and administrative expense (note 2)	(109,499)	(85,419)	(2,267)	(19,448)	(40,871)	(57,744)

Net investment activity	(107,884)	(38,008)	(2,267)	20,332	8,319	(7,263)

Reinvested capital gains	194,772	132,010	0	21,379	188,618	146,542

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	119,539	257,454	10,405	16,760	171,699	10,148
Unrealized gain (loss)	170,448	272,386	9,887	43,699	385,814	18,298

Net gain (loss) on investments	289,987	529,840	20,292	60,459	557,513	28,446

Net increase (decrease) in contract owners’ equity from operations	$376,875	$623,842	$18,025	$102,170	$754,450	$167,725

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,418	$941	$13,751	$126,494	$84,287
Risk and administrative expense (note 2)	(8,642)	(1,279)	(12,170)	(58,437)	(133,228)

Net investment activity	(7,224)	(338)	1,581	68,057	(48,941)

Reinvested capital gains	46,979	0	21,716	427,340	20,703

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	32,553	679	12,958	(20,550)	115,346
Unrealized gain (loss)	(5,594)	5,191	23,347	(1,055,916)	1,377,378

Net gain (loss) on investments	26,959	5,870	36,305	(1,076,466)	1,492,724

Net increase (decrease) in contract owners’ equity from operations	$66,714	$5,532	$59,602	$(581,069)	$1,464,486

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$381	$26,175	$0	$61	$0	$21,190
Risk and administrative expense (note 2)	(3,722)	(46,088)	(6,566)	(296)	(5,050)	(13,922)

Net investment activity	(3,341)	(19,913)	(6,566)	(235)	(5,050)	7,268

Reinvested capital gains	21,796	178,593	110,648	1,237	45,183	32,763

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,916	186,014	9,893	553	13,402	57,676
Unrealized gain (loss)	(8,193)	81,217	(165,329)	477	(25,213)	(34,563)

Net gain (loss) on investments	3,723	267,231	(155,436)	1,030	(11,811)	23,113

Net increase (decrease) in contract owners’ equity from operations	$22,178	$425,911	$(51,354)	$2,032	$28,322	$63,144

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$158,230	$558,913	$37,604	$10,689	$645,713	$3,773
Risk and administrative expense (note 2)	(151,360)	(339,324)	(18,826)	(41,585)	(211,421)	(7,541)

Net investment activity	6,870	219,589	18,778	(30,896)	434,292	(3,768)

Reinvested capital gains	0	0	39,372	0	281,972	514

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(38,389)	17,157	(38,789)	(504,628)	25,130	298
Unrealized gain (loss)	226,029	505,272	1,926	144,225	(100,005)	(1,049)

Net gain (loss) on investments	187,640	522,429	(36,863)	(360,403)	(74,875)	(751)

Net increase (decrease) in contract owners’ equity from operations	$194,510	$742,018	$21,287	$(391,299)	$641,389	$(4,005)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$10,796	$13,124	$42,284	$0	$50,519
Risk and administrative expense (note 2)	(22,775)	(124,731)	(9,662)	(29,504)	(9,245)	(13,699)

Net investment activity	(22,775)	(113,935)	3,462	12,780	(9,245)	36,820

Reinvested capital gains	137,963	995,229	21,618	0	123,152	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,295	602,288	25,457	81,227	205,571	10,148
Unrealized gain (loss)	(215,696)	(1,421,972)	932	(382,153)	(303,321)	(13,288)

Net gain (loss) on investments	(200,401)	(819,684)	26,389	(300,926)	(97,750)	(3,140)

Net increase (decrease) in contract owners’ equity from operations	$(85,213)	$61,610	$51,469	$(288,146)	$16,157	$33,680

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Legg Mason Partners Variable Equity Trust - Class I				Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$77,360	$7,162	$8,421	$625,363	$7,856
Risk and administrative expense (note 2)	(4,071)	(2,453)	(1,362)	(457,952)	(14,298)

Net investment activity	73,289	4,709	7,059	167,411	(6,442)

Reinvested capital gains	235,861	0	29,127	385,949	28,747

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(255,811)	507	739	137,092	60,848
Unrealized gain (loss)	(28,364)	25,137	(29,023)	896,611	41,804

Net gain (loss) on investments	(284,175)	25,644	(28,284)	1,033,703	102,652

Net increase (decrease) in contract owners’ equity from operations	$24,975	$30,353	$7,902	$1,587,063	$124,957

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Federated Insurance Series - Service Shares			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$246,709	$7,975	$94,317	$2,542	$298	$2,629
Risk and administrative expense (note 2)	(6,108)	(129,182)	(21,423)	(131,923)	(2,653)	(2,504)	(89,392)

Net investment activity	(6,108)	117,527	(13,448)	(37,606)	(111)	(2,206)	(86,763)

Reinvested capital gains	44,605	519,333	89,721	1,558,771	9,809	48,166	58,573

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,464	33,904	(11,091)	759,147	5,642	6,903	11,675
Unrealized gain (loss)	(17,523)	(553,323)	(142,281)	(1,255,652)	12,837	(25,917)	200,274

Net gain (loss) on investments	(3,059)	(519,419)	(153,372)	(496,505)	18,479	(19,014)	211,949

Net increase (decrease) in contract owners’ equity from operations	$35,438	$117,441	$(77,099)	$1,024,660	$28,177	$26,946	$183,759

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios
	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$181,113	$0	$87,270	$19,748	$29,361	$0	$0
Risk and administrative expense (note 2)	(134,620)	(68,217)	(24,663)	(11,292)	(79,568)	(8,994)	(6,815)

Net investment activity	46,493	(68,217)	62,607	8,456	(50,207)	(8,994)	(6,815)

Reinvested capital gains	0	848,748	0	614	778,243	0	39,378

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	161,638	1,023,767	40,421	10,410	171,211	10,831	25,305
Unrealized gain (loss)	(1,527,227)	(1,661,198)	(81,792)	(12,451)	(1,288,925)	(94,154)	(53,332)

Net gain (loss) on investments	(1,365,589)	(637,431)	(41,371)	(2,041)	(1,117,714)	(83,323)	(28,027)

Net increase (decrease) in contract owners’ equity from operations	$(1,319,096)	$143,100	$21,236	$7,029	$(389,678)	$(92,317)	$4,536

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Northern Lights Variable Trust - Class II			Alliance Bernstein Variable Products Series Funds, Inc. - Class B
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$69,728	$135,434	$48,388	$14,450	$4,742,547
Risk and administrative expense (note 2)	(96,651)	(171,096)	(73,457)	(47,440)	(4,574,011)

Net investment activity	(26,923)	(35,662)	(25,069)	(32,990)	168,536

Reinvested capital gains	56,263	153,631	0	144,186	10,454,954

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,389	53,926	27,055	7,062	6,931,983
Unrealized gain (loss)	35,896	(13,289)	(9,005)	(30,475)	(6,816,884)

Net gain (loss) on investments	61,285	40,637	18,050	(23,413)	115,099

Net increase (decrease) in contract owners’ equity from operations	$90,625	$158,606	$(7,019)	$87,783	$10,738,589

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,169)	$(8,630)	$(23,371)	$(24,526)	$(18,908)	$(18,111)	$(563)	$(269)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	88,752	25,009	(3)	(3)	39,804	48,709	25,197	2,833
Unrealized gain (loss)	345,543	516,164	0	0	39,190	(73,068)	(8,481)	42,584

Net increase (decrease) in contract owners’ equity from operations	414,126	532,543	(23,374)	(24,529)	60,086	(42,470)	16,153	45,148

Equity transactions:
Contract purchase payments (note 1)	38,699	3,305	11,172	438,685	27,352	16,150	0	0
Extra credit fund deposit (note 1)	768	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	4,877,014	(191,684)	(81,087)	(152,684)	144,228	55,540	(7,054)	(5,591)
Transfers (to) and from fixed dollar contract	1,299	11,480	0	(1,602)	1,302	126	0	0
Withdrawals and surrenders	(186,674)	(29,730)	(192,974)	(118,070)	(173,850)	(39,440)	(58,316)	0
Surrender charges (note 2)	(102)	(111)	(107)	(86)	(103)	(73)	(445)	0
Annual contract charges (note 2)	(22,837)	(12,583)	(13,023)	(26,919)	(9,621)	(8,205)	(753)	(749)
Annuity and death benefit payments	(43,124)	(22,936)	(69,274)	(37,564)	(39,402)	(20,432)	(1,261)	(995)

Net equity transactions	4,665,043	(242,259)	(345,293)	101,760	(50,094)	3,666	(67,829)	(7,335)

Net change in contract owners’ equity	5,079,169	290,284	(368,667)	77,231	9,992	(38,804)	(51,676)	37,813
Contract owners’ equity:
Beginning of period	1,869,642	1,579,358	1,929,777	1,852,546	1,368,183	1,406,987	196,395	158,582

End of period	$6,948,811	$1,869,642	$1,561,110	$1,929,777	$1,378,175	$1,368,183	$144,719	$196,395

Change in units:
Beginning units	166,965	192,251	168,021	159,741	82,411	81,194	15,193	15,830

Units purchased	382,142	3,579	70,465	284,770	12,638	19,680	0	8
Units redeemed	(41,346)	(28,865)	(99,092)	(276,490)	(14,790)	(18,463)	(5,113)	(645)

Ending units	507,761	166,965	139,394	168,021	80,259	82,411	10,080	15,193

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(52,504)	$(49,734)	$(25,463)	$(15,664)	$(1,316)	$(2,814)	$(2,963)
Reinvested capital gains	0	0	0	0	2,264	0	0
Realized gain (loss)	76,358	65,265	111,976	90,870	57,867	8,809	12,900
Unrealized gain (loss)	(444,925)	352,606	191,497	427,355	(23,594)	(29,040)	44,844

Net increase (decrease) in contract owners’ equity from operations	(421,071)	368,137	278,010	502,561	35,221	(23,045)	54,781

Equity transactions:
Contract purchase payments (note 1)	45,283	120,715	51,313	30,000	220	0	0
Extra credit fund deposit (note 1)	0	0	672	0	0	0	0
Transfers (to) and from other subaccounts	538,936	166,815	5,385,972	(8,681)	(115,837)	(4,659)	(7,763)
Transfers (to) and from fixed dollar contract	0	29,943	1,235	22,191	0	0	0
Withdrawals and surrenders	(343,126)	(58,827)	(243,724)	(15,628)	(4,656)	(9,676)	(26,575)
Surrender charges (note 2)	(539)	(311)	(178)	(131)	0	(206)	(413)
Annual contract charges (note 2)	(24,874)	(23,195)	(24,518)	(11,883)	(545)	(1,368)	(1,694)
Annuity and death benefit payments	(71,388)	(56,219)	(32,069)	(20,296)	(35)	(691)	(666)

Net equity transactions	144,292	178,921	5,138,703	(4,428)	(120,853)	(16,600)	(37,111)

Net change in contract owners’ equity	(276,779)	547,058	5,416,713	498,133	(85,632)	(39,645)	17,670
Contract owners’ equity:
Beginning of period	3,955,724	3,408,666	2,031,084	1,532,951	85,632	242,350	224,680

End of period	$3,678,945	$3,955,724	$7,447,797	$2,031,084	$0	$202,705	$242,350

Change in units:
Beginning units	337,793	320,564	69,998	69,757	10,216	11,843	13,684

Units purchased	54,498	48,656	213,600	10,766	450	619	558
Units redeemed	(40,506)	(31,427)	(15,188)	(10,525)	(10,666)	(1,446)	(2,399)

Ending units	351,785	337,793	268,410	69,998	0	11,016	11,843

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,429)	$(6,082)	$(13,718)	$(3,719)	$(8,296)	$(7,400)	$3,192	$(1,630)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	34,092	13,261	57,134	16,005	44,209	28,160	62,376	140,877
Unrealized gain (loss)	14,188	113,680	222,871	102,145	22,298	126,698	139,175	219,613

Net increase (decrease) in contract owners’ equity from operations	40,851	120,859	266,287	114,431	58,211	147,458	204,743	358,860

Equity transactions:
Contract purchase payments (note 1)	32,061	60,000	132,417	5,210	4,950	110	26,963	225,415
Extra credit fund deposit (note 1)	0	0	384	0	0	0	0	1,370
Transfers (to) and from other subaccounts	(88,989)	6,198	1,564,353	145,464	5,989	(37,876)	508,669	32,016
Transfers (to) and from fixed dollar contract	1,355	2,710	590	0	0	0	95,061	(348,635)
Withdrawals and surrenders	(1,073)	(21,014)	(8,617)	(6,819)	(65,209)	(18,364)	(124,056)	(9,129)
Surrender charges (note 2)	0	(265)	(126)	(4)	0	(2)	0	(3)
Annual contract charges (note 2)	(3,888)	(3,642)	(6,937)	(2,100)	(4,892)	(4,601)	(13,151)	(9,579)
Annuity and death benefit payments	(5,093)	(3,910)	(5,075)	(166)	(180)	(12,533)	(10,772)	(5,369)

Net equity transactions	(65,627)	40,077	1,676,989	141,585	(59,342)	(73,266)	482,714	(113,914)

Net change in contract owners’ equity	(24,776)	160,936	1,943,276	256,016	(1,131)	74,192	687,457	244,946
Contract owners’ equity:
Beginning of period	568,623	407,687	522,769	266,753	594,515	520,323	1,499,524	1,254,578

End of period	$543,847	$568,623	$2,466,045	$522,769	$593,384	$594,515	$2,186,981	$1,499,524

Change in units:
Beginning units	59,295	54,806	39,929	29,858	27,841	31,831	85,985	94,053

Units purchased	3,209	10,011	136,525	15,058	1,277	19	37,165	30,007
Units redeemed	(10,754)	(5,522)	(19,971)	(4,987)	(3,799)	(4,009)	(11,324)	(38,075)

Ending units	51,750	59,295	156,483	39,929	25,319	27,841	111,826	85,985

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$245,449	$100,220	$(71,234)	$(70,197)	$(9,710)	$(5,680)	$(3,818)	$(1,561)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	475,093	92,179	485,146	153,103	14,984	12,700	71,912	102,905
Unrealized gain (loss)	66,847	860,994	(329,862)	208,356	1,523	90,920	192,555	161,168

Net increase (decrease) in contract owners’ equity from operations	787,389	1,053,393	84,050	291,262	6,797	97,940	260,649	262,512

Equity transactions:
Contract purchase payments (note 1)	209,475	172,644	228,018	143,291	168,006	127,500	23,535	111,250
Extra credit fund deposit (note 1)	800	808	37	807	0	0	260	1,370
Transfers (to) and from other subaccounts	(1,833,982)	1,256,463	(1,080,516)	(68,297)	4,876	101,750	8,706	506,593
Transfers (to) and from fixed dollar contract	131,521	147,049	118,948	193,350	566	566	36,214	8,070
Withdrawals and surrenders	(231,153)	(61,787)	(333,371)	(72,025)	(16,703)	(4,489)	(52,521)	(3,593)
Surrender charges (note 2)	(413)	(62)	(584)	(505)	(6)	(1)	(322)	(35)
Annual contract charges (note 2)	(62,767)	(50,013)	(42,690)	(42,684)	(3,665)	(2,793)	(10,406)	(4,152)
Annuity and death benefit payments	(114,490)	(46,826)	(78,171)	(51,915)	(17,455)	(10,123)	(12,321)	(7,654)

Net equity transactions	(1,901,009)	1,418,276	(1,188,329)	102,022	135,619	212,410	(6,855)	611,849

Net change in contract owners’ equity	(1,113,620)	2,471,669	(1,104,279)	393,284	142,416	310,350	253,794	874,361
Contract owners’ equity:
Beginning of period	7,502,486	5,030,817	5,452,130	5,058,846	588,415	278,065	1,475,756	601,395

End of period	$6,388,866	$7,502,486	$4,347,851	$5,452,130	$730,831	$588,415	$1,729,550	$1,475,756

Change in units:
Beginning units	505,516	406,227	285,527	276,964	18,329	10,595	183,329	95,268

Units purchased	32,936	155,406	42,941	38,038	6,033	9,757	23,021	133,827
Units redeemed	(150,933)	(56,117)	(101,776)	(29,475)	(1,717)	(2,023)	(26,965)	(45,766)

Ending units	387,519	505,516	226,692	285,527	22,645	18,329	179,385	183,329

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount (note 4)	Balanced Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,464)	$(37,963)	$(48,782)	$(45,765)	$(6,787)	$(3,423)	$5,028
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	324,049	322,235	268,478	256,970	186,225	53,059	10,182
Unrealized gain (loss)	261,504	1,152,214	(37,479)	899,396	12,584	486,500	160,976

Net increase (decrease) in contract owners’ equity from operations	541,089	1,436,486	182,217	1,110,601	192,022	536,136	176,186

Equity transactions:
Contract purchase payments (note 1)	89,186	105,123	74,781	84,686	0	2,976,487	2,277,328
Extra credit fund deposit (note 1)	439	606	343	404	0	4,975	2,969
Transfers (to) and from other subaccounts	(389,393)	(926,702)	(91,983)	(639,417)	(777,883)	8,269,492	946,477
Transfers (to) and from fixed dollar contract	89,436	114,469	59,318	80,257	(61,918)	1,519,320	750,202
Withdrawals and surrenders	(227,741)	(62,974)	(138,506)	(50,162)	0	(229,293)	(1,668)
Surrender charges (note 2)	(272)	(111)	(208)	(81)	0	(5,500)	0
Annual contract charges (note 2)	(38,347)	(35,944)	(29,556)	(28,285)	(3,125)	(65,679)	(8,519)
Annuity and death benefit payments	(61,277)	(36,285)	(45,129)	(27,002)	0	(36,547)	(2,814)

Net equity transactions	(537,969)	(841,818)	(170,940)	(579,600)	(842,926)	12,433,255	3,963,975

Net change in contract owners’ equity	3,120	594,668	11,277	531,001	(650,904)	12,969,391	4,140,161
Contract owners’ equity:
Beginning of period	4,538,089	3,943,421	3,606,572	3,075,571	650,904	4,635,501	495,340

End of period	$4,541,209	$4,538,089	$3,617,849	$3,606,572	$0	$17,604,892	$4,635,501

Change in units:
Beginning units	251,789	303,980	214,409	254,060	61,619	307,621	37,717

Units purchased	12,198	18,530	28,206	17,047	30	844,436	279,138
Units redeemed	(39,502)	(70,721)	(37,346)	(56,698)	(61,649)	(65,518)	(9,234)

Ending units	224,485	251,789	205,269	214,409	0	1,086,539	307,621

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Income Opportunity Subaccount (note 4)	Target VIP Subaccount		Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2013	2014	2013	2013	2014	2013	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36)	$2,776	$(1,190)	$2,256	$(26,091)	$(22,090)	$(1,612)
Reinvested capital gains	937	0	0	0	0	0	0
Realized gain (loss)	1,295	16,500	2,973	(61,083)	166,852	184,541	378
Unrealized gain (loss)	(900)	55,996	77,354	293,729	113,893	589,900	13,300

Net increase (decrease) in contract owners’ equity from operations	1,296	75,272	79,137	234,902	254,654	752,351	12,066

Equity transactions:
Contract purchase payments (note 1)	0	0	29,565	0	55,161	65,354	288,420
Extra credit fund deposit (note 1)	0	0	1,183	0	229	404	106
Transfers (to) and from other subaccounts	(7,173)	56,698	1,056,211	(1,056,755)	(230,703)	(494,762)	104,876
Transfers (to) and from fixed dollar contract	0	2,711	0	1,554	51,947	71,042	421
Withdrawals and surrenders	0	(109,766)	(5,007)	(35,591)	(80,141)	(26,209)	0
Surrender charges (note 2)	0	0	0	0	(400)	(21)	0
Annual contract charges (note 2)	(47)	(16,486)	(1,730)	(13,939)	(21,266)	(20,422)	0
Annuity and death benefit payments	0	(5,044)	0	(5,285)	(31,017)	(15,674)	(153)

Net equity transactions	(7,220)	(71,887)	1,080,222	(1,110,016)	(256,190)	(420,288)	393,670

Net change in contract owners’ equity	(5,924)	3,385	1,159,359	(875,114)	(1,536)	332,063	405,736
Contract owners’ equity:
Beginning of period	5,924	1,314,610	155,251	875,114	2,511,683	2,179,620	0

End of period	$0	$1,317,995	$1,314,610	$0	$2,510,147	$2,511,683	$405,736

Change in units:
Beginning units	525	98,691	15,612	105,087	171,349	204,403	0

Units purchased	0	5,923	84,223	1,458	8,781	13,072	38,154
Units redeemed	(525)	(11,196)	(1,144)	(106,545)	(25,553)	(46,126)	(343)

Ending units	0	93,418	98,691	0	154,577	171,349	37,811

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount		Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(218)	$(169)	$8,642	$9,254	$(2,401)	$(8,198)	$(8,253)	$(4,337)
Reinvested capital gains	0	0	0	0	0	0	55,037	20,147
Realized gain (loss)	98	109	5,957	2,901	128,663	33,725	39,648	15,740
Unrealized gain (loss)	1,519	3,645	23,801	(20,628)	301,357	(18,377)	(57,793)	176,900

Net increase (decrease) in contract owners’ equity from operations	1,399	3,585	38,400	(8,473)	427,619	7,150	28,639	208,450

Equity transactions:
Contract purchase payments (note 1)	0	0	56,945	825	111,284	6,465	145,497	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(300)	101,725	77,390	(192,530)	162,904	(32,186)	30,111
Transfers (to) and from fixed dollar contract	0	0	1,409	927	652	12,030	0	0
Withdrawals and surrenders	0	0	(61,224)	(13,331)	(109,639)	(45,558)	(43,547)	(539)
Surrender charges (note 2)	0	0	(82)	(3)	(109)	(90)	(200)	0
Annual contract charges (note 2)	(87)	(72)	(5,282)	(4,212)	(12,201)	(11,315)	(1,040)	(1,250)
Annuity and death benefit payments	0	0	(13,205)	(12,923)	(31,008)	(28,276)	(1,361)	(976)

Net equity transactions	(87)	(372)	80,286	48,673	(233,551)	96,160	67,163	27,346

Net change in contract owners’ equity	1,312	3,213	118,686	40,200	194,068	103,310	95,802	235,796
Contract owners’ equity:
Beginning of period	15,791	12,578	603,226	563,026	1,584,284	1,480,974	702,370	466,574

End of period	$17,103	$15,791	$721,912	$603,226	$1,778,352	$1,584,284	$798,172	$702,370

Change in units:
Beginning units	616	632	45,811	39,933	61,492	57,702	36,010	35,076

Units purchased	0	0	18,317	20,854	8,427	7,630	8,027	3,967
Units redeemed	(3)	(16)	(12,027)	(14,976)	(12,756)	(3,840)	(5,280)	(3,033)

Ending units	613	616	52,101	45,811	57,163	61,492	38,757	36,010

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,272	$(791)	$(166,068)	$49,045
Reinvested capital gains	0	0	789,012	447,519
Realized gain (loss)	7,491	1,519	(190,078)	(23,735)
Unrealized gain (loss)	(29,089)	92,816	13,914	(464,747)

Net increase (decrease) in contract owners’ equity from operations	(18,326)	93,544	446,780	8,082

Equity transactions:
Contract purchase payments (note 1)	189,013	31,045	1,011,361	2,700,356
Extra credit fund deposit (note 1)	0	0	191	4,939
Transfers (to) and from other subaccounts	184,510	87,634	(7,415,586)	(3,008,081)
Transfers (to) and from fixed dollar contract	15,045	6,353	527,307	1,027,358
Withdrawals and surrenders	(59,206)	(31,597)	(258,665)	(133,264)
Surrender charges (note 2)	0	(8)	(1,280)	(872)
Annual contract charges (note 2)	(5,191)	(3,607)	(109,993)	(112,497)
Annuity and death benefit payments	(5,152)	(934)	(107,321)	(76,183)

Net equity transactions	319,019	88,886	(6,353,986)	401,756

Net change in contract owners’ equity	300,693	182,430	(5,907,206)	409,838
Contract owners’ equity:
Beginning of period	690,124	507,694	13,027,245	12,617,407

End of period	$990,817	$690,124	$7,120,039	$13,027,245

Change in units:
Beginning units	61,037	52,920	1,201,384	1,163,785

Units purchased	31,137	12,261	155,555	494,318
Units redeemed	(6,597)	(4,144)	(725,634)	(456,719)

Ending units	85,577	61,037	631,305	1,201,384

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,509)	$(7,650)	$(468)	$(1,315)	$(3,288)	$(1,776)
Reinvested capital gains	768,227	540,344	36,341	0	62,856	6,722
Realized gain (loss)	200,091	119,066	67,776	26,035	7,469	5,563
Unrealized gain (loss)	(473,114)	642,300	13,887	209,028	(29,768)	38,411

Net increase (decrease) in contract owners’ equity from operations	491,695	1,294,060	117,536	233,748	37,269	48,920

Equity transactions:
Contract purchase payments (note 1)	15,152	52,679	0	0	0	0
Extra credit fund deposit (note 1)	0	1,306	0	0	0	0
Transfers (to) and from other subaccounts	(734,980)	(623,876)	(74,252)	(42,356)	(2,110)	111,149
Transfers (to) and from fixed dollar contract	(6,347)	16,304	(27,594)	16,139	0	0
Withdrawals and surrenders	(396,488)	(102,158)	(64,062)	(7,079)	(17,671)	0
Surrender charges (note 2)	(136)	(169)	(91)	(68)	0	0
Annual contract charges (note 2)	(36,242)	(38,066)	(5,374)	(4,366)	(1,815)	(1,117)
Annuity and death benefit payments	(84,718)	(97,203)	(23,042)	(12,019)	(12)	(258)

Net equity transactions	(1,243,759)	(791,183)	(194,415)	(49,749)	(21,608)	109,774

Net change in contract owners’ equity	(752,064)	502,877	(76,879)	183,999	15,661	158,694
Contract owners’ equity:
Beginning of period	4,931,888	4,429,011	877,277	693,278	321,831	163,137

End of period	$4,179,824	$4,931,888	$800,398	$877,277	$337,492	$321,831

Change in units:
Beginning units	347,652	410,217	55,318	59,288	19,119	12,656

Units purchased	2,126	8,503	8	6,331	227	7,668
Units redeemed	(84,941)	(71,068)	(11,346)	(10,301)	(1,456)	(1,205)

Ending units	264,837	347,652	43,980	55,318	17,890	19,119

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,714	$14,242	$(6,170)	$(4,767)	$(705)	$80	$31,832	$(692)
Reinvested capital gains	60,665	39,333	71,596	48,715	37,443	27,897	0	0
Realized gain (loss)	98,094	83,448	330	(1,997)	4,920	1,042	263,741	320,920
Unrealized gain (loss)	(548,333)	(246,136)	(24,745)	57,434	(1,104)	35,573	(996,164)	1,801,114

Net increase (decrease) in contract owners’ equity from operations	(366,860)	(109,113)	41,011	99,385	40,554	64,592	(700,591)	2,121,342

Equity transactions:
Contract purchase payments (note 1)	218,166	171,882	120	220	0	0	325,067	392,397
Extra credit fund deposit (note 1)	604	636	0	0	0	0	1,450	1,819
Transfers (to) and from other subaccounts	(28,046)	1,272,518	(17,770)	41,265	(16,681)	796	723,695	(766,969)
Transfers (to) and from fixed dollar contract	97,569	116,828	9,753	39,616	0	0	228,081	323,633
Withdrawals and surrenders	(191,010)	(137,426)	(28,320)	(1,696)	0	(157)	(429,804)	(188,580)
Surrender charges (note 2)	(415)	(265)	(43)	0	0	0	(955)	(129)
Annual contract charges (note 2)	(53,506)	(47,412)	(2,956)	(2,412)	(150)	(219)	(104,481)	(100,748)
Annuity and death benefit payments	(95,517)	(67,518)	(5,723)	(4,244)	0	(352)	(171,822)	(91,620)

Net equity transactions	(52,155)	1,309,243	(44,939)	72,749	(16,831)	68	571,231	(430,197)

Net change in contract owners’ equity	(419,015)	1,200,130	(3,928)	172,134	23,723	64,660	(129,360)	1,691,145
Contract owners’ equity:
Beginning of period	7,010,822	5,810,692	455,370	283,236	304,763	240,103	12,751,357	11,060,212

End of period	$6,591,807	$7,010,822	$451,442	$455,370	$328,486	$304,763	$12,621,997	$12,751,357

Change in units:
Beginning units	291,814	224,291	18,194	15,328	19,211	19,210	837,522	864,805

Units purchased	52,323	95,675	487	4,102	0	183	106,808	71,896
Units redeemed	(43,567)	(28,152)	(2,207)	(1,236)	(998)	(182)	(66,742)	(99,179)

Ending units	300,570	291,814	16,474	18,194	18,213	19,211	877,588	837,522

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,619)	$(12,113)	$(23,144)	$(22,696)	$(4,618)	$(4,546)
Reinvested capital gains	353,953	66,727	0	0	0	0
Realized gain (loss)	26,482	10,865	69,056	129,789	48,846	16,450
Unrealized gain (loss)	(275,680)	213,774	43,782	308,187	(19,309)	87,075

Net increase (decrease) in contract owners’ equity from operations	66,136	279,253	89,694	415,280	24,919	98,979

Equity transactions:
Contract purchase payments (note 1)	1,745,491	2,151,335	123,944	63,148	1,530	0
Extra credit fund deposit (note 1)	1,367	2,226	26	416	0	0
Transfers (to) and from other subaccounts	150,515	(35,799)	(17,881)	(43,016)	(106,458)	(78,513)
Transfers (to) and from fixed dollar contract	941,972	638,069	0	0	7,511	4,824
Withdrawals and surrenders	(18,266)	(1,567)	(59,385)	(277,108)	0	0
Surrender charges (note 2)	(780)	0	(347)	(358)	0	0
Annual contract charges (note 2)	(41,768)	(7,990)	(11,766)	(12,557)	(3,055)	(2,954)
Annuity and death benefit payments	(14,344)	(3,549)	(22,526)	(40,445)	0	0

Net equity transactions	2,764,187	2,742,725	12,065	(309,920)	(100,472)	(76,643)

Net change in contract owners’ equity	2,830,323	3,021,978	101,759	105,360	(75,553)	22,336
Contract owners’ equity:
Beginning of period	3,541,293	519,315	1,635,451	1,530,091	368,041	345,705

End of period	$6,371,616	$3,541,293	$1,737,210	$1,635,451	$292,488	$368,041

Change in units:
Beginning units	286,865	49,549	85,086	100,876	29,447	37,706

Units purchased	237,278	247,800	12,662	9,357	1,816	480
Units redeemed	(14,042)	(10,484)	(9,879)	(25,147)	(10,243)	(8,739)

Ending units	510,101	286,865	87,869	85,086	21,020	29,447

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(107,884)	$(79,294)	$(38,008)	$(25,408)	$(2,267)	$(1,604)
Reinvested capital gains	194,772	976,230	132,010	1,658	0	111
Realized gain (loss)	119,539	279,658	257,454	202,236	10,405	7,750
Unrealized gain (loss)	170,448	1,014,336	272,386	1,229,980	9,887	39,394

Net increase (decrease) in contract owners’ equity from operations	376,875	2,190,930	623,842	1,408,466	18,025	45,651

Equity transactions:
Contract purchase payments (note 1)	460,081	200,221	356,929	225,206	0	0
Extra credit fund deposit (note 1)	458	1,080	104	793	0	0
Transfers (to) and from other subaccounts	(212,287)	(795,812)	(415,467)	106,911	26,567	(15,764)
Transfers (to) and from fixed dollar contract	96,880	123,301	68,384	627	3,498	0
Withdrawals and surrenders	(258,489)	(136,547)	(173,674)	(130,157)	(7,263)	(3,086)
Surrender charges (note 2)	(484)	(976)	(215)	(899)	(336)	(8)
Annual contract charges (note 2)	(63,533)	(57,138)	(40,767)	(35,298)	(1,070)	(818)
Annuity and death benefit payments	(91,157)	(59,033)	(56,228)	(66,966)	(4,604)	(1,461)

Net equity transactions	(68,531)	(724,904)	(260,934)	100,217	16,792	(21,137)

Net change in contract owners’ equity	308,344	1,466,026	362,908	1,508,683	34,817	24,514
Contract owners’ equity:
Beginning of period	8,100,165	6,634,139	6,251,795	4,743,112	179,910	155,396

End of period	$8,408,509	$8,100,165	$6,614,703	$6,251,795	$214,727	$179,910

Change in units:
Beginning units	295,441	321,464	338,616	331,948	14,913	17,668

Units purchased	29,424	44,744	25,406	51,837	4,552	2,210
Units redeemed	(30,015)	(70,767)	(38,558)	(45,169)	(2,909)	(4,965)

Ending units	294,850	295,441	325,464	338,616	16,556	14,913

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2014	2013	2014	2013	2014	2013 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$20,332	$14,178	$8,319	$10,110	$(7,263)	$6,125
Reinvested capital gains	21,379	94,938	188,618	128,940	146,542	36,749
Realized gain (loss)	16,760	11,570	171,699	93,791	10,148	382
Unrealized gain (loss)	43,699	199,325	385,814	(221,087)	18,298	55,636

Net increase (decrease) in contract owners’ equity from operations	102,170	320,011	754,450	11,754	167,725	98,892

Equity transactions:
Contract purchase payments (note 1)	20,389	9,265	114,189	190,354	2,413,639	1,157,344
Extra credit fund deposit (note 1)	0	0	229	404	1,353	2,603
Transfers (to) and from other subaccounts	18,470	(9,941)	(474,980)	101,254	(79,990)	918,310
Transfers (to) and from fixed dollar contract	1,302	(757)	51,231	71,637	471,492	165,008
Withdrawals and surrenders	(90,818)	(39,057)	(92,974)	(42,145)	(14,079)	(22)
Surrender charges (note 2)	(88)	(70)	(156)	(20)	(666)	0
Annual contract charges (note 2)	(10,786)	(10,123)	(23,750)	(21,802)	(25,978)	(2,344)
Annuity and death benefit payments	(16,387)	(38,742)	(35,497)	(16,545)	(48,549)	(823)

Net equity transactions	(77,918)	(89,425)	(461,708)	283,137	2,717,222	2,240,076

Net change in contract owners’ equity	24,252	230,586	292,742	294,891	2,884,947	2,338,968
Contract owners’ equity:
Beginning of period	1,489,988	1,259,402	2,793,058	2,498,167	2,338,968	0

End of period	$1,514,240	$1,489,988	$3,085,800	$2,793,058	$5,223,915	$2,338,968

Change in units:
Beginning units	85,626	91,278	223,775	201,974	206,277	0

Units purchased	4,625	5,608	24,931	50,621	257,175	207,006
Units redeemed	(9,120)	(11,260)	(55,693)	(28,820)	(21,465)	(729)

Ending units	81,131	85,626	193,013	223,775	441,987	206,277

(b)	Period from February 20, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,224)	$(5,238)	$(338)	$(98)	$1,581	$(12)	$68,057	$71,183
Reinvested capital gains	46,979	0	0	0	21,716	42,678	427,340	0
Realized gain (loss)	32,553	175,670	679	4,605	12,958	8,352	(20,550)	(83,703)
Unrealized gain (loss)	(5,594)	28,051	5,191	9,056	23,347	82,676	(1,055,916)	509,435

Net increase (decrease) in contract owners’ equity from operations	66,714	198,483	5,532	13,563	59,602	133,694	(581,069)	496,915

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	10,000	118,185	111,769
Extra credit fund deposit (note 1)	0	0	0	0	0	0	130	688
Transfers (to) and from other subaccounts	(19,581)	(252,796)	(1,163)	15,251	135,808	40,970	326,012	(15,422)
Transfers (to) and from fixed dollar contract	0	0	0	0	1,525	5,406	27,580	1,554
Withdrawals and surrenders	(95,162)	(79,721)	0	0	(35,148)	(33,584)	(167,578)	(109,127)
Surrender charges (note 2)	(525)	(1,663)	0	0	(228)	(730)	(247)	(797)
Annual contract charges (note 2)	(4,358)	(3,098)	(586)	(304)	(6,170)	(5,281)	(32,177)	(30,670)
Annuity and death benefit payments	(351)	(273)	(636)	(662)	(14,469)	(11,973)	(43,091)	(58,492)

Net equity transactions	(119,977)	(337,551)	(2,385)	14,285	81,318	4,808	228,814	(100,497)

Net change in contract owners’ equity	(53,263)	(139,068)	3,147	27,848	140,920	138,502	(352,255)	396,418
Contract owners’ equity:
Beginning of period	678,504	817,572	95,938	68,090	863,764	725,262	4,402,611	4,006,193

End of period	$625,241	$678,504	$99,085	$95,938	$1,004,684	$863,764	$4,050,356	$4,402,611

Change in units:
Beginning units	72,801	112,634	11,705	10,477	48,001	47,033	320,571	328,694

Units purchased	177	25,293	38	6,869	8,476	4,404	43,793	59,682
Units redeemed	(12,246)	(65,126)	(328)	(5,641)	(3,250)	(3,436)	(21,916)	(67,805)

Ending units	60,732	72,801	11,415	11,705	53,227	48,001	342,448	320,571

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48,941)	$8,487	$(3,341)	$(1,885)	$(19,913)	$(10,963)
Reinvested capital gains	20,703	13,190	21,796	0	178,593	29,978
Realized gain (loss)	115,346	7,874	11,916	11,313	186,014	159,396
Unrealized gain (loss)	1,377,378	242,074	(8,193)	64,128	81,217	556,034

Net increase (decrease) in contract owners’ equity from operations	1,464,486	271,625	22,178	73,556	425,911	734,445

Equity transactions:
Contract purchase payments (note 1)	5,110,481	2,944,386	0	0	72,948	141,183
Extra credit fund deposit (note 1)	1,512	3,354	0	0	0	0
Transfers (to) and from other subaccounts	(602,327)	1,022,858	6,519	(24,671)	(121,516)	(16,856)
Transfers (to) and from fixed dollar contract	1,895,455	897,059	8,397	42,959	7,234	23,546
Withdrawals and surrenders	(27,153)	(22)	(16,075)	0	(108,409)	(22,867)
Surrender charges (note 2)	(1,223)	0	0	0	(122)	(87)
Annual contract charges (note 2)	(61,962)	(4,705)	(1,961)	(1,751)	(21,836)	(19,620)
Annuity and death benefit payments	(7,347)	(1,169)	(1,525)	(1,420)	(58,314)	(42,225)

Net equity transactions	6,307,436	4,861,761	(4,645)	15,117	(230,015)	63,074

Net change in contract owners’ equity	7,771,922	5,133,386	17,533	88,673	195,896	797,519
Contract owners’ equity:
Beginning of period	5,212,607	79,221	265,686	177,013	3,231,006	2,433,487

End of period	$12,984,529	$5,212,607	$283,219	$265,686	$3,426,902	$3,231,006

Change in units:
Beginning units	428,243	8,012	12,765	11,934	100,987	98,323

Units purchased	566,203	430,375	1,263	2,490	5,392	13,630
Units redeemed	(74,813)	(10,144)	(1,438)	(1,659)	(10,837)	(10,966)

Ending units	919,633	428,243	12,590	12,765	95,542	100,987

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,566)	$(6,166)	$(235)	$(255)	$(5,050)	$(4,109)	$7,268	$3,520
Reinvested capital gains	110,648	4,163	1,237	596	45,183	1,208	32,763	0
Realized gain (loss)	9,893	15,895	553	3,513	13,402	13,720	57,676	14,337
Unrealized gain (loss)	(165,329)	144,070	477	1,848	(25,213)	83,782	(34,563)	123,041

Net increase (decrease) in contract owners’ equity from operations	(51,354)	157,962	2,032	5,702	28,322	94,601	63,144	140,898

Equity transactions:
Contract purchase payments (note 1)	1,071	11,400	0	0	13,235	36,195	96,998	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(67,089)	79,879	(828)	(568)	(15,680)	(10,688)	161,740	103,483
Transfers (to) and from fixed dollar contract	1,355	2,710	1,408	929	36,214	(371)	0	0
Withdrawals and surrenders	(18,009)	(11,861)	0	(10,728)	(21,496)	(8,918)	(283,722)	(12,000)
Surrender charges (note 2)	(197)	(510)	0	0	(173)	(19)	0	0
Annual contract charges (note 2)	(3,744)	(3,440)	(149)	(179)	(2,732)	(2,423)	(6,534)	(5,827)
Annuity and death benefit payments	(16,549)	(12,339)	0	0	(2,710)	(4,753)	(35,840)	(35,601)

Net equity transactions	(103,162)	65,839	431	(10,546)	6,658	9,023	(67,358)	50,055

Net change in contract owners’ equity	(154,516)	223,801	2,463	(4,844)	34,980	103,624	(4,214)	190,953
Contract owners’ equity:
Beginning of period	593,007	369,206	21,214	26,058	380,597	276,973	966,325	775,372

End of period	$438,491	$593,007	$23,677	$21,214	$415,577	$380,597	$962,111	$966,325

Change in units:
Beginning units	25,253	21,838	1,304	2,054	29,013	29,349	56,579	53,143

Units purchased	791	7,184	100	67	4,021	4,135	15,966	7,607
Units redeemed	(5,360)	(3,769)	(76)	(817)	(3,819)	(4,471)	(18,257)	(4,171)

Ending units	20,684	25,253	1,328	1,304	29,215	29,013	54,288	56,579

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		Commodity RealReturn® Strategy Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,870	$56,050	$219,589	$237,955	$18,778	$(4,568)	$(30,896)	$4,849
Reinvested capital gains	0	84,340	0	218,646	39,372	10,623	0	0
Realized gain (loss)	(38,389)	(7,718)	17,157	11,337	(38,789)	(196,039)	(504,628)	(211,332)
Unrealized gain (loss)	226,029	(1,151,758)	505,272	(1,432,981)	1,926	(155,812)	144,225	(295,666)

Net increase (decrease) in contract owners’ equity from operations	194,510	(1,019,086)	742,018	(965,043)	21,287	(345,796)	(391,299)	(502,149)

Equity transactions:
Contract purchase payments (note 1)	243,392	214,671	654,183	1,085,375	53,585	104,964	85,165	98,747
Extra credit fund deposit (note 1)	252	1,413	186	4,844	0	405	38	404
Transfers (to) and from other subaccounts	110,909	2,559,394	(834,266)	(2,053,116)	(105,645)	(2,187,119)	(1,847,617)	787,380
Transfers (to) and from fixed dollar contract	242,374	376,103	359,560	630,654	20,084	47,334	103,386	124,861
Withdrawals and surrenders	(737,689)	(205,876)	(2,181,484)	(655,412)	(239,396)	(149,356)	(77,296)	(55,988)
Surrender charges (note 2)	(752)	(867)	(3,314)	(2,529)	(120)	(398)	(173)	(25)
Annual contract charges (note 2)	(95,245)	(80,847)	(211,033)	(220,398)	(8,580)	(25,462)	(26,863)	(28,829)
Annuity and death benefit payments	(105,060)	(69,824)	(314,436)	(227,569)	(16,820)	(28,486)	(31,214)	(18,878)

Net equity transactions	(341,819)	2,794,167	(2,530,604)	(1,438,151)	(296,892)	(2,238,118)	(1,794,574)	907,672

Net change in contract owners’ equity	(147,309)	1,775,081	(1,788,586)	(2,403,194)	(275,605)	(2,583,914)	(2,185,873)	405,523
Contract owners’ equity:
Beginning of period	10,855,169	9,080,088	25,836,781	28,239,975	1,561,860	4,145,774	3,491,488	3,085,965

End of period	$10,707,860	$10,855,169	$24,048,195	$25,836,781	$1,286,255	$1,561,860	$1,305,615	$3,491,488

Change in units:
Beginning units	768,284	559,481	1,771,327	1,867,664	94,149	246,093	379,609	287,352

Units purchased	78,438	297,716	178,973	348,655	18,013	46,321	55,262	199,128
Units redeemed	(93,855)	(88,913)	(333,328)	(444,992)	(33,525)	(198,265)	(264,467)	(106,871)

Ending units	752,867	768,284	1,616,972	1,771,327	78,637	94,149	170,404	379,609

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares				Royce Capital Fund - Investment Class
	Global Diversified Allocation Subaccount		Short-Term Subaccount		Micro-Cap Subaccount		Small-Cap Subaccount
	2014	2013	2014	2013(c)	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$434,292	$249,704	$(3,768)	$(1,362)	$(22,775)	$(11,242)	$(113,935)	$(22,266)
Reinvested capital gains	281,972	291,404	514	0	137,963	44,732	995,229	511,277
Realized gain (loss)	25,130	17,581	298	0	15,295	45,555	602,288	513,686
Unrealized gain (loss)	(100,005)	(19,508)	(1,049)	0	(215,696)	197,544	(1,421,972)	1,608,631

Net increase (decrease) in contract owners’ equity from operations	641,389	539,181	(4,005)	(1,362)	(85,213)	276,589	61,610	2,611,328

Equity transactions:
Contract purchase payments (note 1)	4,878,355	6,947,776	58,760	0	32,717	27,725	464,453	280,158
Extra credit fund deposit (note 1)	682	6,515	0	0	52	177	781	1,163
Transfers (to) and from other subaccounts	(224,274)	(551,725)	93,411	1,941,377	55,065	95,283	(1,815,303)	(975,245)
Transfers (to) and from fixed dollar contract	2,072,950	1,875,779	0	0	15,655	39,359	150,860	130,803
Withdrawals and surrenders	(35,118)	(4,734)	0	0	(13,497)	(40,258)	(295,043)	(192,574)
Surrender charges (note 2)	(1,284)	0	0	0	(96)	(258)	(685)	(335)
Annual contract charges (note 2)	(117,510)	(18,296)	(5,140)	0	(11,804)	(10,276)	(71,405)	(69,451)
Annuity and death benefit payments	(32,386)	(15,320)	(1,575,381)	0	(12,640)	(25,057)	(131,253)	(68,097)

Net equity transactions	6,541,415	8,239,995	(1,428,350)	1,941,377	65,452	86,695	(1,697,595)	(893,578)

Net change in contract owners’ equity	7,182,804	8,779,176	(1,432,355)	1,940,015	(19,761)	363,284	(1,635,985)	1,717,750
Contract owners’ equity:
Beginning of period	10,158,360	1,379,184	1,940,015	0	1,766,061	1,402,777	9,940,921	8,223,171

End of period	$17,341,164	$10,158,360	$507,660	$1,940,015	$1,746,300	$1,766,061	$8,304,936	$9,940,921

Change in units:
Beginning units	923,591	137,650	194,227	0	64,911	61,570	365,927	400,485

Units purchased	646,492	851,184	15,659	194,227	6,694	13,585	42,092	44,608
Units redeemed	(58,774)	(65,243)	(158,744)	0	(3,488)	(10,244)	(110,918)	(79,166)

Ending units	1,511,309	923,591	51,142	194,227	68,117	64,911	297,101	365,927

(c)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Dreyfus Variable Investment Fund - Service Shares		Franklin Templeton Variable Insurance Products Trust - Class 2
	Appreciation Subaccount		Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,462	$4,023	$12,780	$25,500	$(9,245)	$(11,352)	$36,820	$48,747
Reinvested capital gains	21,618	1,685	0	0	123,152	2,498	0	0
Realized gain (loss)	25,457	6,021	81,227	37,338	205,571	47,737	10,148	7,459
Unrealized gain (loss)	932	118,764	(382,153)	398,366	(303,321)	246,614	(13,288)	60,523

Net increase (decrease) in contract owners’ equity from operations	51,469	130,493	(288,146)	461,204	16,157	285,497	33,680	116,729

Equity transactions:
Contract purchase payments (note 1)	38,057	2,500	9,756	59,083	5,329	25,384	0	0
Extra credit fund deposit (note 1)	0	0	0	1,143	0	653	0	0
Transfers (to) and from other subaccounts	(38,020)	26,898	105,388	(15,389)	(794,933)	(96,828)	93,584	(140,427)
Transfers (to) and from fixed dollar contract	0	9,529	(11,711)	869	(3,501)	339	1,355	2,710
Withdrawals and surrenders	(17,957)	(11,013)	(182,023)	(30,410)	(78,004)	(15,507)	(50,095)	(10,054)
Surrender charges (note 2)	0	0	(241)	(7)	(2)	(4)	(138)	0
Annual contract charges (note 2)	(3,765)	(3,767)	(17,110)	(17,459)	(5,094)	(7,551)	(7,048)	(8,119)
Annuity and death benefit payments	(12,387)	(2,719)	(22,008)	(20,116)	(9,399)	(11,551)	(21,781)	(21,155)

Net equity transactions	(34,072)	21,428	(117,949)	(22,286)	(885,604)	(105,065)	15,877	(177,045)

Net change in contract owners’ equity	17,397	151,921	(406,095)	438,918	(869,447)	180,432	49,557	(60,316)
Contract owners’ equity:
Beginning of period	805,031	653,110	2,571,811	2,132,893	1,030,557	850,125	961,852	1,022,168

End of period	$822,428	$805,031	$2,165,716	$2,571,811	$161,110	$1,030,557	$1,011,409	$961,852

Change in units:
Beginning units	40,694	39,360	157,649	158,738	59,370	66,490	59,498	71,158

Units purchased	4,035	2,785	17,353	14,275	1,300	4,537	8,127	3,196
Units redeemed	(5,365)	(1,451)	(23,713)	(15,364)	(51,897)	(11,657)	(7,026)	(14,856)

Ending units	39,364	40,694	151,289	157,649	8,773	59,370	60,599	59,498

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$73,289	$793	$4,709	$623	$7,059	$207	$167,411	$79,869
Reinvested capital gains	235,861	20,878	0	0	29,127	2,327	385,949	8,144
Realized gain (loss)	(255,811)	6,213	507	967	739	7,645	137,092	57,411
Unrealized gain (loss)	(28,364)	26,067	25,137	11,382	(29,023)	1,892	896,611	1,198,589

Net increase (decrease) in contract owners’ equity from operations	24,975	53,951	30,353	12,972	7,902	12,071	1,587,063	1,344,013

Equity transactions:
Contract purchase payments (note 1)	146,203	18,834	232,120	0	4,500	53,660	13,474,421	10,603,206
Extra credit fund deposit (note 1)	0	0	0	0	0	0	8,281	10,538
Transfers (to) and from other subaccounts	(494,432)	148,643	(682)	18,763	383,799	(5,208)	751,180	6,072,032
Transfers (to) and from fixed dollar contract	3,009	0	9,700	37,533	(60)	0	5,375,933	2,278,011
Withdrawals and surrenders	(4,347)	(1,308)	0	0	(6,492)	0	(508,707)	(15,469)
Surrender charges (note 2)	0	(1)	0	0	0	0	(10,411)	(35)
Annual contract charges (note 2)	(2,005)	(1,285)	(624)	(417)	(664)	(391)	(237,785)	(31,542)
Annuity and death benefit payments	(2,843)	(3,094)	0	0	(146)	0	(160,914)	(29,165)

Net equity transactions	(354,415)	161,789	240,514	55,879	380,937	48,061	18,691,998	18,887,576

Net change in contract owners’ equity	(329,440)	215,740	270,867	68,851	388,839	60,132	20,279,061	20,231,589
Contract owners’ equity:
Beginning of period	329,440	113,700	104,471	35,620	98,150	38,018	21,791,873	1,560,284

End of period	$0	$329,440	$375,338	$104,471	$486,989	$98,150	$42,070,934	$21,791,873

Change in units:
Beginning units	13,752	6,072	6,003	2,544	4,540	2,510	1,732,191	144,810

Units purchased	5,631	10,610	12,306	4,182	16,426	4,345	1,557,942	1,672,219
Units redeemed	(19,383)	(2,930)	(71)	(723)	(641)	(2,315)	(108,779)	(84,838)

Ending units	0	13,752	18,238	6,003	20,325	4,540	3,181,354	1,732,191

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,442)	$(4,940)	$(6,108)	$(4,750)	$117,527	$(5,145)	$(13,448)	$(43)
Reinvested capital gains	28,747	0	44,605	30,205	519,333	0	89,721	0
Realized gain (loss)	60,848	42,789	14,464	9,580	33,904	21,773	(11,091)	0
Unrealized gain (loss)	41,804	272,212	(17,523)	79,208	(553,323)	513,980	(142,281)	629

Net increase (decrease) in contract owners’ equity from operations	124,957	310,061	35,438	114,243	117,441	530,608	(77,099)	586

Equity transactions:
Contract purchase payments (note 1)	124,628	880	40,247	3,750	3,817,618	2,941,299	1,684,153	78,083
Extra credit fund deposit (note 1)	0	0	0	0	4,231	3,148	3,024	0
Transfers (to) and from other subaccounts	(67,498)	(111,264)	32,183	6,261	340,077	448,393	317,819	0
Transfers (to) and from fixed dollar contract	0	(10,265)	0	1,000	1,708,514	1,098,452	844,336	0
Withdrawals and surrenders	(114,117)	(50,790)	(17,812)	(6,407)	(88,574)	(2,518)	(394)	0
Surrender charges (note 2)	(88)	(73)	0	0	(5,099)	0	0	0
Annual contract charges (note 2)	(8,343)	(8,568)	(3,071)	(2,857)	(69,052)	(13,798)	(1,264)	0
Annuity and death benefit payments	(9,704)	(19,639)	(6,677)	(2,341)	(16,662)	(3,319)	(577)	0

Net equity transactions	(75,122)	(199,719)	44,870	(594)	5,691,053	4,471,657	2,847,097	78,083

Net change in contract owners’ equity	49,835	110,342	80,308	113,649	5,808,494	5,002,265	2,769,998	78,669
Contract owners’ equity:
Beginning of period	1,056,196	945,854	413,840	300,191	5,767,538	765,273	78,669	0

End of period	$1,106,031	$1,056,196	$494,148	$413,840	$11,576,032	$5,767,538	$2,848,667	$78,669

Change in units:
Beginning units	75,138	90,999	32,203	32,389	432,415	68,816	7,741	0

Units purchased	8,900	3,011	7,867	2,798	456,100	380,076	298,366	7,741
Units redeemed	(14,016)	(18,872)	(4,048)	(2,984)	(40,870)	(16,477)	(18,024)	0

Ending units	70,022	75,138	36,022	32,203	847,645	432,415	288,083	7,741

(d)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(37,606)	$(44,545)	$(111)	$542	$(2,206)	$(1,796)	$(86,763)	$(25,484)
Reinvested capital gains	1,558,771	1,086,729	9,809	0	48,166	7,630	58,573	101,362
Realized gain (loss)	759,147	719,249	5,642	753	6,903	10,447	11,675	5,630
Unrealized gain (loss)	(1,255,652)	877,100	12,837	11,040	(25,917)	36,814	200,274	118,781

Net increase (decrease) in contract owners’ equity from operations	1,024,660	2,638,533	28,177	12,335	26,946	53,095	183,759	200,289

Equity transactions:
Contract purchase payments (note 1)	273,601	398,560	40,000	120,000	33,670	450	2,165,992	2,388,481
Extra credit fund deposit (note 1)	952	311	0	0	0	0	319	1,005
Transfers (to) and from other subaccounts	(2,501,756)	(2,343,355)	21,856	5,763	(6,740)	(42,761)	95,987	673,696
Transfers (to) and from fixed dollar contract	222,839	298,415	0	0	0	0	636,946	713,286
Withdrawals and surrenders	(270,740)	(159,477)	0	0	(14,731)	(1,041)	(16,398)	(12,268)
Surrender charges (note 2)	(590)	(117)	0	0	(279)	0	(645)	(796)
Annual contract charges (note 2)	(81,645)	(85,108)	(229)	(112)	(1,139)	(970)	(50,118)	(7,750)
Annuity and death benefit payments	(116,653)	(55,561)	0	0	(2,052)	(634)	(47,120)	(1,323)

Net equity transactions	(2,473,992)	(1,946,332)	61,627	125,651	8,729	(44,956)	2,784,963	3,754,331

Net change in contract owners’ equity	(1,449,332)	692,201	89,804	137,986	35,675	8,139	2,968,722	3,954,620
Contract owners’ equity:
Beginning of period	9,824,464	9,132,263	139,536	1,550	218,841	210,702	4,333,965	379,345

End of period	$8,375,132	$9,824,464	$229,340	$139,536	$254,516	$218,841	$7,302,687	$4,333,965

Change in units:
Beginning units	754,012	925,719	10,152	155	15,579	19,376	379,025	37,131

Units purchased	38,716	69,646	4,323	10,497	2,376	1,666	267,408	349,471
Units redeemed	(214,056)	(241,353)	(240)	(500)	(1,744)	(5,463)	(23,169)	(7,577)

Ending units	578,672	754,012	14,235	10,152	16,211	15,579	623,264	379,025

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,493	$92,213	$(68,217)	$(73,372)	$62,607	$69,041	$8,456	$69,897
Reinvested capital gains	0	0	848,748	14,972	0	0	614	135,242
Realized gain (loss)	161,638	289,605	1,023,767	344,275	40,421	38,570	10,410	18,281
Unrealized gain (loss)	(1,527,227)	1,375,357	(1,661,198)	1,368,836	(81,792)	66,629	(12,451)	(63,711)

Net increase (decrease) in contract owners’ equity from operations	(1,319,096)	1,757,175	143,100	1,654,711	21,236	174,240	7,029	159,709

Equity transactions:
Contract purchase payments (note 1)	432,214	454,164	183,072	315,853	379,120	92,516	69,835	23,992
Extra credit fund deposit (note 1)	1,335	272	110	156	0	336	0	0
Transfers (to) and from other subaccounts	1,549,856	(592,169)	(4,378,790)	(895,327)	581,785	(57,657)	(20,588)	68,983
Transfers (to) and from fixed dollar contract	273,175	257,934	125,426	149,233	34,991	56,288	0	291
Withdrawals and surrenders	(222,471)	(121,204)	(185,237)	(96,780)	(308,369)	(113,473)	(206,211)	(12,396)
Surrender charges (note 2)	(871)	(766)	(341)	(75)	(346)	(1,734)	(1,658)	(96)
Annual contract charges (note 2)	(83,464)	(77,941)	(41,676)	(45,815)	(11,098)	(9,193)	(6,323)	(5,555)
Annuity and death benefit payments	(121,640)	(49,790)	(61,711)	(28,552)	(23,664)	(13,785)	(17,151)	(1,926)

Net equity transactions	1,828,134	(129,500)	(4,359,147)	(601,307)	652,419	(46,702)	(182,096)	73,293

Net change in contract owners’ equity	509,038	1,627,675	(4,216,047)	1,053,404	673,655	127,538	(175,067)	233,002
Contract owners’ equity:
Beginning of period	9,768,500	8,140,825	5,947,737	4,894,333	1,541,947	1,414,409	931,375	698,373

End of period	$10,277,538	$9,768,500	$1,731,690	$5,947,737	$2,215,602	$1,541,947	$756,308	$931,375

Change in units:
Beginning units	810,052	822,514	408,517	456,674	117,447	121,522	69,372	62,724

Units purchased	216,207	113,843	29,749	42,278	77,147	17,256	6,266	15,542
Units redeemed	(54,422)	(126,305)	(323,910)	(90,435)	(30,708)	(21,331)	(18,537)	(8,894)

Ending units	971,837	810,052	114,356	408,517	163,886	117,447	57,101	69,372

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(50,207)	$(5,093)	$(8,994)	$(9,299)	$(6,815)	$(4,854)
Reinvested capital gains	778,243	0	0	0	39,378	21,193
Realized gain (loss)	171,211	148,605	10,831	(3,084)	25,305	32,434
Unrealized gain (loss)	(1,288,925)	1,009,904	(94,154)	59,769	(53,332)	114,783

Net increase (decrease) in contract owners’ equity from operations	(389,678)	1,153,416	(92,317)	47,386	4,536	163,556

Equity transactions:
Contract purchase payments (note 1)	569,907	553,213	30,493	9,900	67,573	0
Extra credit fund deposit (note 1)	0	0	78	168	0	0
Transfers (to) and from other subaccounts	(506,927)	(228,719)	(7,385)	(19,109)	60,776	83,758
Transfers (to) and from fixed dollar contract	52,851	96,648	9,725	38,575	4,743	7,550
Withdrawals and surrenders	(282,498)	(101,850)	(15,059)	(79,439)	(4,033)	(38,104)
Surrender charges (note 2)	(1,730)	(1,007)	(76)	0	0	0
Annual contract charges (note 2)	(42,421)	(39,603)	(4,634)	(4,997)	(3,097)	(3,140)
Annuity and death benefit payments	(123,599)	(80,347)	(10,417)	(10,065)	(8,744)	(4,985)

Net equity transactions	(334,417)	198,335	2,725	(64,967)	117,218	45,079

Net change in contract owners’ equity	(724,095)	1,351,751	(89,592)	(17,581)	121,754	208,635
Contract owners’ equity:
Beginning of period	6,163,667	4,811,916	699,299	716,880	454,555	245,920

End of period	$5,439,572	$6,163,667	$609,707	$699,299	$576,309	$454,555

Change in units:
Beginning units	391,204	377,586	70,415	76,845	19,404	16,263

Units purchased	50,570	62,946	12,111	10,503	9,940	9,421
Units redeemed	(72,697)	(49,328)	(11,342)	(16,933)	(4,985)	(6,280)

Ending units	369,077	391,204	71,184	70,415	24,359	19,404

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Moderate Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26,923)	$(11,620)	$(35,662)	$(16,222)	$(25,069)	$(10,627)
Reinvested capital gains	56,263	0	153,631	0	0	0
Realized gain (loss)	25,389	25,098	53,926	115,865	27,055	12,396
Unrealized gain (loss)	35,896	213,921	(13,289)	538,315	(9,005)	263,683

Net increase (decrease) in contract owners’ equity from operations	90,625	227,399	158,606	637,958	(7,019)	265,452

Equity transactions:
Contract purchase payments (note 1)	1,506,117	3,308,375	3,897,491	6,322,659	2,125,243	1,262,957
Extra credit fund deposit (note 1)	129	936	1,718	2,390	278	1,188
Transfers (to) and from other subaccounts	(4,672)	396,565	(24,877)	(2,032,570)	37,059	864,061
Transfers (to) and from fixed dollar contract	805,179	531,256	1,657,999	1,654,904	345,709	279,725
Withdrawals and surrenders	(73,663)	(3,511)	(96,863)	(30,769)	(41,838)	(5,882)
Surrender charges (note 2)	(4,068)	0	(4,842)	(1,586)	(1,908)	0
Annual contract charges (note 2)	(56,339)	(16,401)	(99,893)	(33,803)	(39,474)	(13,835)
Annuity and death benefit payments	(98,431)	(241,529)	(33,442)	(248,499)	(16,193)	(4,921)

Net equity transactions	2,074,252	3,975,691	5,297,291	5,632,726	2,408,876	2,383,293

Net change in contract owners’ equity	2,164,877	4,203,090	5,455,897	6,270,684	2,401,857	2,648,745
Contract owners’ equity:
Beginning of period	5,574,725	1,371,635	8,856,956	2,586,272	3,543,288	894,543

End of period	$7,739,602	$5,574,725	$14,312,853	$8,856,956	$5,945,145	$3,543,288

Change in units:
Beginning units	501,467	131,265	768,849	248,636	303,852	87,713

Units purchased	222,344	409,111	510,060	759,157	228,461	227,619
Units redeemed	(38,555)	(38,909)	(52,707)	(238,944)	(21,504)	(11,480)

Ending units	685,256	501,467	1,226,202	768,849	510,809	303,852

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AllianceBernstein Variable Products Series Fund, Inc. - Class B
	Dynamic Asset Allocation Subaccount		Total Subaccounts
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32,990)	$(12,755)	$168,536	$417,011
Reinvested capital gains	144,186	4,972	10,454,954	5,129,903
Realized gain (loss)	7,062	5,765	6,931,983	5,615,669
Unrealized gain (loss)	(30,475)	112,234	(6,816,884)	21,215,997

Net increase (decrease) in contract owners’ equity from operations	87,783	110,216	10,738,589	32,378,580

Equity transactions:
Contract purchase payments (note 1)	1,890,937	1,490,876	56,917,901	53,912,317
Extra credit fund deposit (note 1)	0	823	38,883	68,173
Transfers (to) and from other subaccounts	196,055	(62,939)	0	0
Transfers (to) and from fixed dollar contract	392,106	152,185	22,032,690	15,435,904
Withdrawals and surrenders	(6,048)	(5)	(12,366,030)	(4,475,532)
Surrender charges (note 2)	(156)	0	(58,522)	(20,665)
Annual contract charges (note 2)	(22,525)	(2,948)	(2,567,204)	(1,769,447)
Annuity and death benefit payments	(13,583)	(2,976)	(4,865,626)	(2,484,899)

Net equity transactions	2,436,786	1,575,016	59,132,092	60,665,851

Net change in contract owners’ equity	2,524,569	1,685,232	69,870,681	93,044,431
Contract owners’ equity:
Beginning of period	2,028,479	343,247	293,677,521	200,633,090

End of period	$4,553,048	$2,028,479	$363,548,202	$293,677,521

Change in units:
Beginning units	177,866	33,170	20,750,714	15,339,113

Units purchased	218,096	152,365	8,912,048	9,445,395
Units redeemed	(7,400)	(7,669)	(4,268,904)	(4,033,794)

Ending units	388,562	177,866	25,393,858	20,750,714

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth, and Invesco V.I. Balanced-Risk Allocation

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, and Franklin Income VIP

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, Franklin Income VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio – Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. Class – II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$363,548,202	$0	$0	$363,548,202

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$5,218,868	$573,994
Money Market Subaccount	834,054	1,202,718
Bond Subaccount	209,356	278,358
Omni Subaccount	1,350	69,742
International Subaccount	593,401	501,613
Capital Appreciation Subaccount	5,608,209	494,969
International Small-Mid Company Subaccount	11,333	30,747
Aggressive Growth Subaccount	35,566	108,622
Small Cap Growth Subaccount	1,982,072	318,801
Mid Cap Opportunity Subaccount	28,060	95,698
S&P 500® Index Subaccount	722,646	236,740
Strategic Value Subaccount	878,874	2,534,434
High Income Bond Subaccount	804,779	2,064,342
Capital Growth Subaccount	193,074	67,165
Nasdaq-100® Index Subaccount	250,500	261,173
Bristol Subaccount	242,299	824,732
Bryton Growth Subaccount	483,051	702,773
Balanced Subaccount	13,616,319	1,186,487
Target VIP Subaccount	103,713	172,824
Bristol Growth Subaccount	143,377	425,658
Risk Managed Balanced Subaccount	397,260	5,202
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	10	315
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	257,628	168,700
U.S. Real Estate Subaccount	171,908	407,860
Growth Subaccount	223,819	109,872
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	407,992	85,701
Invesco V.I. Balanced-Risk Allocation Subaccount	2,526,301	8,257,343
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	857,485	1,336,526
U.S. Equity Insights Subaccount	47,761	206,303
Strategic Growth Subaccount	67,870	29,910
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,249,719	1,218,495
U.S. Small-Mid Cap Equity Subaccount	84,142	63,655
U.S. Strategic Equity Subaccount	39,556	19,649
International Equity Subaccount	1,782,381	1,179,318
Global Dynamic Multi Asset Subaccount	3,329,205	249,684
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	211,106	222,185
Jennison Subaccount	25,175	130,265
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	956,168	937,811
VIP Contrafund® Subaccount	666,259	833,191
VIP Growth Subaccount	50,170	35,645
VIP Equity-Income Subaccount	146,772	182,979
VIP Real Estate Subaccount	587,372	852,143
VIP Target Volatility Subaccount	3,163,991	307,490

Janus Aspen Series - Service Shares:
Janus Subaccount	50,076	130,298
Global Research Subaccount	1,236	3,959
Balanced Subaccount	179,568	74,953
Overseas Subaccount	1,082,907	358,696
INTECH U.S. Low Volatility Subaccount	7,411,661	1,132,463
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	48,396	34,586
Mid Cap Value Subaccount	343,900	415,235
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	127,526	126,606
Investors Growth Stock Subaccount	2,974	1,541
Mid Cap Growth Subaccount	102,626	55,835
Total Return Subaccount	319,044	346,371
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,287,060	1,622,009
Total Return Subaccount	3,226,490	5,537,505
Global Bond Subaccount	364,052	602,794
CommodityRealReturn® Strategy Subaccount	529,177	2,354,647
Global Diversified Allocation Subaccount	8,134,958	877,279
Short-Term Subaccount	156,823	1,588,427
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	292,552	111,912
Small-Cap Subaccount	2,083,711	2,900,012
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	111,780	120,772
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	303,845	409,014
Franklin Flex Cap Growth VIP Subaccount	145,758	917,455
Franklin Income VIP Subaccount	184,912	132,215
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	462,668	507,933
ClearBridge Variable Equity Income Subaccount	248,985	3,762
ClearBridge Variable Large Cap Value Subaccount	433,382	16,259
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	21,119,721	1,874,363
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	172,231	225,048
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	145,611	62,244
Managed Volatility II Subaccount	7,031,555	703,642
Managed Tail Risk II Subaccount	3,129,782	206,412
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	2,186,614	3,139,441
U.S. Equity Insights Subaccount	78,499	7,174
Strategic Growth Subaccount	82,423	27,734
Global Markets Navigator Subaccount	3,110,997	354,224
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	2,645,143	770,516
Franklin Flex Cap Growth VIP Subaccount	1,290,175	4,868,791
Franklin Income VIP Subaccount	1,161,840	446,814
Franklin Founding Funds Allocation VIP Subaccount	102,081	275,107
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	1,589,025	1,195,406
VIP Global Natural Resources Subaccount	125,464	131,733
VIP Science and Technology Subaccount	271,098	121,317
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	2,630,977	527,385
TOPS® Managed Risk Moderate Growth ETF Subaccount	6,201,540	786,280
TOPS® Managed Risk Growth ETF Subaccount	2,708,028	324,221
AllianceBernstein Variable Products Series Fund, Inc. - Class B
Dynamic Asset Allocation Subaccount	2,681,047	133,065

Totals	$135,310,869	$65,555,287

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%		0.71%
2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%		0.89%
2012	192,251	$8.21 to $8.77	$1,579,358	0.90% to 1.40%	14.09% to 14.66%		1.35%
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
2010	236,829	$7.55 to $7.99	$1,790,927	0.90% to 1.40%	6.42% to 6.95%		0.20%
Money Market Subaccount
2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%		0.00%
2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%		0.00%
2012	159,741	$9.52 to $12.51	$1,852,546	0.90% to 1.55%	-1.53% to -0.90%		0.00%
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
2010	189,888	$9.82 to $12.73	$2,269,555	0.90% to 1.55%	-1.53% to -0.89%		0.00%
Bond Subaccount
2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%		0.00%
2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%		0.00%
2012	81,194	$11.19 to $19.01	$1,406,987	0.90% to 1.65%	5.51% to 6.30%		0.00%
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
2010	91,207	$10.73 to $16.96	$1,447,564	0.90% to 1.55%	6.19% to 6.88%		0.00%
Omni Subaccount
2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%		0.85%
2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%		1.07%
2012	15,830	$9.79 to $10.52	$158,582	0.90% to 1.40%	10.49% to 11.04%		1.33%
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
2010	16,064	$9.37 to $9.97	$153,514	0.90% to 1.40%	11.63% to 12.18%		1.89%
International Subaccount
2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%		0.00%
2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%		0.00%
2012	320,564	$11.17 to $11.40	$3,408,666	0.90% to 1.55%	18.41% to 19.17%		0.00%
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
2010	348,402	$11.33 to $11.41	$3,740,899	0.90% to 1.55%	14.97% to 15.71%		0.00%
Capital Appreciation Subaccount
2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%		0.57%
2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%		0.45%
2012	69,757	$12.96 to $23.68	$1,532,951	0.90% to 1.55%	15.79% to 16.54%		0.59%
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
2010	78,953	$11.56 to $20.85	$1,538,482	0.90% to 1.55%	15.21% to 15.95%		0.24%
Millennium Subaccount (note 4)
2012	10,216	$8.38 to $8.93	$85,632	0.90% to 1.40%	7.92% to 8.46%		0.00%
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
2010	13,623	$7.94 to $8.38	$108,207	0.90% to 1.40%	22.58% to 23.19%		0.00%
International Small-Mid Company Subaccount
2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%		0.00%
2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%		0.00%
2012	13,684	$16.21 to $17.31	$224,680	0.90% to 1.40%	20.99% to 21.59%		0.00%
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
2010	14,843	$16.47 to $17.41	$248,187	0.90% to 1.40%	18.08% to 18.67%		0.00%
Aggressive Growth Subaccount
2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%	(b)	0.00%
2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%		0.00%
2012	54,806	$7.68 to $12.42	$407,687	0.90% to 1.55%	20.98% to 21.77%		0.00%
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
2010	58,554	$6.36 to $6.72	$374,401	0.90% to 1.40%	8.44% to 8.98%		0.00%
Small Cap Growth Subaccount
2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%		0.00%
2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%		0.00%
2012	29,858	$9.21 to $15.44	$266,753	0.90% to 1.55%	16.21% to 16.96%		0.00%
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
2010	23,025	$7.34 to $7.73	$172,721	0.90% to 1.40%	28.24% to 28.87%		0.00%
Mid Cap Opportunity Subaccount
2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%		0.00%
2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%		0.00%
2012	31,831	$13.77 to $17.73	$520,323	0.90% to 1.55%	17.87% to 18.63%		0.00%
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
2010	36,428	$12.27 to $15.60	$529,490	0.90% to 1.55%	17.77% to 18.53%		0.00%
S&P 500® Index Subaccount
2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%		1.44%
2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%		1.20%
2012	94,053	$13.71 to $14.20	$1,254,578	0.90% to 1.65%	13.52% to 14.36%		1.39%
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%
2010	74,305	$11.56 to $12.31	$869,595	0.90% to 1.40%	12.88% to 13.43%		1.43%
Strategic Value Subaccount
2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%		4.65%
2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%		3.03%
2012	406,227	$12.53 to $13.84	$5,030,817	0.90% to 1.75%	5.36% to 6.25%		2.82%
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
2010	31,856	$9.80	$312,307	1.40%	10.44%		5.72%
High Income Bond Subaccount
2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%		0.00%
2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%		0.00%
2012	276,964	$12.62 to $21.98	$5,058,846	0.90% to 1.75%	12.36% to 13.32%		0.00%
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
2010	210,186	$10.85 to $18.58	$3,539,692	0.90% to 1.65%	8.52%(a) to 13.07%		0.00%

Capital Growth Subaccount
2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%		0.00%
2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%		0.00%
2012	10,595	$14.80 to $30.47	$278,065	0.90% to 1.55%	12.07% to 12.79%		0.00%
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
2010	7,777	$26.25	$204,115	1.40%	34.54%		0.00%
Nasdaq-100® Index Subaccount
2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%		1.08%
2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%		1.12%
2012	95,268	$6.20 to $14.67	$601,395	0.90% to 1.65%	15.95% to 16.82%		0.66%
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
2010	107,577	$5.19 to $12.47	$544,837	0.90% to 1.65%	18.32% to 24.66%	(b)	0.33%
Bristol Subaccount
2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%		0.38%
2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%		0.47%
2012	303,980	$12.25 to $13.93	$3,943,421	0.90% to 1.75%	11.23% to 12.17%		0.60%
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
2010	238,217	$12.07 to $13.50	$3,062,106	0.90% to 1.65%	12.10% to 20.75%	(b)	0.65%
Bryton Growth Subaccount
2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%		0.00%
2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%		0.00%
2012	254,060	$12.53 to $12.65	$3,075,571	0.90% to 1.75%	9.37% to 10.29%		0.00%
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
2010	193,606	$12.64 to $12.98	$2,368,724	0.90% to 1.65%	22.93% to 29.78%	(b)	0.00%
U.S. Equity Subaccount (note 4)
2012	61,619	$10.56	$650,904	1.40%	13.02%		0.54%
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
2010	72,141	$9.67	$697,291	1.40%	10.91%		0.76%
Balanced Subaccount
2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%		1.36%
2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%		1.73%
2012	37,717	$12.44 to $15.71	$495,340	0.90% to 1.65%	11.45% to 12.28%		0.00%
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
2010	1,577	$13.35	$21,056	1.40%	6.30%		2.22%
Income Opportunity Subaccount (note 4)
2012	525	$11.28	$5,924	1.40%	5.85%		0.00%
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
2010	1,883	$10.93	$20,577	1.40%	5.67%		0.00%
Target VIP Subaccount
2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%		1.56%
2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%		0.77%
2012	15,612	$9.85 to $10.20	$155,251	0.90% to 1.40%	13.64% to 14.21%		1.25%
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
2010	21,787	$8.91 to $9.14	$195,241	0.90% to 1.40%	17.82% to 18.40%		1.49%
Target Equity/Income Subaccount (note 4)
2012	105,087	$8.31 to $8.61	$875,114	0.90% to 1.40%	9.54% to 10.08%		1.97%
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
2010	129,073	$8.66 to $8.88	$1,118,311	0.90% to 1.40%	21.53% to 22.13%		1.27%
Bristol Growth Subaccount
2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%		0.30%
2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%		0.40%
2012	204,403	$10.23 to $12.76	$2,179,620	0.90% to 1.75%	9.27% to 10.20%		0.48%
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
2010	157,781	$9.54 to $12.10	$1,526,073	0.90% to 1.65%	11.79% to 20.99%	(b)	0.65%
Risk Managed Balanced Subaccount
2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%	(b)	0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	613	$27.91	$17,103	1.40%	8.90%		0.06%
2013	616	$25.63	$15,791	1.40%	28.87%		0.20%
2012	632	$19.89	$12,578	1.40%	13.92%		0.07%
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%
2010	1,597	$18.74	$29,926	1.40%	22.05%		0.76%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%		2.71%
2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%		3.08%
2012	39,933	$11.30 to $15.12	$563,026	0.90% to 1.65%	7.41% to 8.21%		4.68%
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
2010	40,201	$10.57 to $13.38	$516,519	0.90% to 1.55%	5.23% to 5.91%		5.26%
U.S. Real Estate Subaccount
2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%		1.23%
2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%		0.84%
2012	57,702	$16.11 to $26.95	$1,480,974	0.90% to 1.55%	13.85% to 14.58%		0.57%
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
2010	71,574	$13.60 to $22.46	$1,548,695	0.90% to 1.55%	27.55% to 28.37%		2.77%
Growth Subaccount
2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%		0.00%
2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%		0.21%
2012	35,076	$12.99 to $13.43	$466,574	0.90% to 1.40%	12.47% to 13.03%		0.00%
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
2010	34,687	$12.08 to $12.36	$425,811	0.90% to 1.40%	20.92% to 21.52%		0.00%

AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Subaccount (note 4)
2010	48,875	$9.20 to $10.92	$442,529	0.90% to 1.55%	23.66%(a) to 24.13%	(b)	0.00%
Invesco V.I. International Growth Subaccount
2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%		1.60%
2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%		1.07%
2012	52,920	$9.69 to $11.35	$507,694	0.90% to 1.55%	13.49% to 14.22%		1.35%
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Invesco V.I. Balanced-Risk Allocation Subaccount
2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%		0.00%
2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%		1.71%
2012	1,163,785	$10.80 to $10.89	$12,617,407	0.90% to 1.75%	8.00%(a) to 8.90%	(b)	1.55%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%		1.27%
2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%		1.18%
2012	410,217	$10.72 to $11.53	$4,429,011	0.90% to 1.40%	17.48% to 18.06%		1.28%
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
2010	549,484	$9.95 to $10.60	$5,513,668	0.90% to 1.40%	9.66% to 10.21%		0.84%
U.S. Equity Insights Subaccount
2014	43,980	$18.20	$800,398	1.40%	14.76%		1.34%
2013	55,318	$15.86	$877,277	1.40%	35.62%		1.22%
2012	59,288	$11.69	$693,278	1.40%	12.87%		1.80%
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
2010	74,686	$10.10	$754,059	1.40%	11.28%		1.55%
Strategic Growth Subaccount
2014	17,890	$18.86	$337,492	1.40%	12.07%		0.37%
2013	19,119	$16.83	$321,831	1.40%	30.59%		0.40%
2012	12,656	$12.89	$163,137	1.40%	18.22%		0.68%
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
2010	18,095	$11.35	$205,414	1.40%	9.21%		0.44%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%		1.64%
2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%		1.56%
2012	224,291	$12.04 to $35.88	$5,810,692	0.90% to 1.75%	19.94% to 20.96%		1.67%
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
2010	163,391	$12.46 to $36.50	$4,986,645	0.90% to 1.65%	21.60% to 24.60%	(b)	1.29%
U.S. Small-Mid Cap Equity Subaccount
2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%		0.00%
2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%		0.00%
2012	15,328	$12.11 to $20.81	$283,236	0.90% to 1.65%	8.43% to 9.24%		0.00%
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
2010	97,190	$12.49 to $21.14	$1,832,087	0.90% to 1.65%	22.62% to 24.89%	(b)	0.29%
U.S. Strategic Equity Subaccount
2014	18,213	$18.04	$328,486	0.90%	13.69%		0.67%
2013	19,211	$15.86	$304,763	0.90%	26.92%		0.93%
2012	19,210	$12.50	$240,103	0.90%	12.99%		1.16%
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%
2010	18,379	$10.95	$201,198	0.90%	11.84%		0.71%
International Equity Subaccount
2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%		1.57%
2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%		1.32%
2012	864,805	$13.07 to $13.40	$11,060,212	0.90% to 1.75%	19.02% to 20.02%		1.78%
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
2010	669,494	$12.05 to $12.15	$7,852,120	0.90% to 1.65%	5.77% to 20.54%	(b)	1.55%
Global Dynamic Multi Asset Subaccount
2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%		0.67%
2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%		0.61%
2012	49,549	$10.46 to $10.51	$519,315	0.90% to 1.65%	4.59%(a) to 5.11%	(b)	0.16%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%	(b)	0.00%
2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%		0.00%
2012	100,876	$12.49 to $16.35	$1,530,091	0.90% to 1.65%	8.81% to 9.62%		0.00%
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
2010	475,297	$12.22 to $15.76	$6,924,341	0.90% to 1.65%	6.41% to 22.15%	(b)	0.00%
Jennison Subaccount
2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%		0.00%
2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%		0.00%
2012	37,706	$9.07 to $12.92	$345,705	0.90% to 1.55%	13.95% to 14.69%		0.00%
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
2010	17,535	$7.99 to $11.52	$156,737	0.90% to 1.55%	9.75% to 10.46%		0.02%

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%		0.02%
2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%		0.27%
2012	321,464	$12.30 to $25.47	$6,634,139	0.90% to 1.75%	12.58% to 13.54%		0.41%
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
2010	130,198	$12.47 to $25.39	$3,082,167	0.90% to 1.65%	24.74%(a) to 27.43%		0.13%
VIP Contrafund® Subaccount
2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%		0.74%
2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%		0.86%
2012	331,948	$13.47 to $15.17	$4,743,112	0.90% to 1.65%	14.25% to 15.10%		1.13%
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
2010	340,876	$12.33 to $13.68	$4,428,994	0.90% to 1.65%	15.88% to 23.25%	(b)	1.05%
VIP Growth Subaccount
2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%		0.00%
2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%		0.05%
2012	17,668	$8.11 to $14.20	$155,396	0.90% to 1.65%	12.54% to 13.38%		0.55%
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
2010	7,544	$6.85 to $7.22	$52,698	0.90% to 1.40%	22.15% to 22.76%		0.02%
VIP Equity-Income Subaccount
2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%		2.64%
2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%		2.31%
2012	91,278	$13.68 to $14.32	$1,259,402	0.90% to 1.40%	15.43% to 16.01%		2.91%
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
2010	114,283	$11.94 to $12.37	$1,371,128	0.90% to 1.40%	13.33% to 13.89%		1.62%
VIP Real Estate Subaccount
2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%		1.60%
2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%		1.71%
2012	201,974	$11.66 to $14.84	$2,498,167	0.90% to 1.75%	16.26% to 17.24%		1.36%
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
2010	162,870	$9.31 to $12.06	$1,566,829	0.90% to 1.65%	20.58%(a) to 28.93%		2.15%
VIP Target Volatility Subaccount
2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%		1.24%
2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%	(b)	2.53%
Janus Aspen Series - Service Shares:
Janus Subaccount
2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%		0.22%
2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%		0.65%
2012	112,634	$7.60 to $12.54	$817,572	0.90% to 1.55%	16.47% to 17.22%		0.45%
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
2010	110,898	$6.93 to $11.58	$740,202	0.90% to 1.55%	12.52% to 13.24%		0.40%
Global Research Subaccount
2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%		0.97%
2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%		1.10%
2012	10,477	$6.17 to $6.57	$68,090	0.90% to 1.40%	18.20% to 18.79%		0.69%
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%
2010	6,043	$6.16 to $6.49	$37,683	0.90% to 1.40%	13.93% to 14.49%		0.49%
Balanced Subaccount
2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%		1.53%
2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%		1.32%
2012	47,033	$12.28 to $16.43	$725,262	0.90% to 1.65%	11.53% to 12.36%		2.50%
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
2010	49,016	$11.05 to $14.56	$678,878	0.90% to 1.65%	7.16% to 10.47%	(b)	2.61%
Overseas Subaccount
2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%		2.95%
2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%		3.10%
2012	328,694	$9.34 to $13.07	$4,006,193	0.90% to 1.65%	11.34% to 12.17%		0.62%
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
2010	278,015	$12.60 to $17.37	$4,582,041	0.90% to 1.65%	23.90% to 25.97%	(b)	0.55%
INTECH U.S. Low Volatility Subaccount
2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%		0.90%
2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%		1.96%
2012	8,012	$9.88 to $9.89	$79,221	1.35% to 1.65%	-1.15%(a) to -1.08%	(b)	2.85%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	12,590	$22.50	$283,219	1.40%	8.08%		0.14%
2013	12,765	$20.81	$265,686	1.40%	40.33%		0.53%
2012	11,934	$14.83	$177,013	1.40%	18.07%		0.18%
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
2010	10,148	$13.38	$135,741	1.40%	25.37%		0.00%
Mid Cap Value Subaccount
2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%		0.79%
2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%		1.00%
2012	98,323	$14.60 to $24.96	$2,433,487	1.35% to 1.40%	18.71% to 18.77%		1.04%
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
2010	114,411	$20.87	$2,388,104	1.40%	21.75%		1.19%

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%		0.00%
2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%		0.00%
2012	21,838	$14.34 to $17.79	$369,206	0.90% to 1.55%	19.04% to 19.81%		0.00%
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
2010	20,638	$13.67 to $16.74	$323,325	0.90% to 1.55%	33.87% to 34.73%		0.00%
Investors Growth Stock Subaccount
2014	1,328	$17.83	$23,677	1.40%	9.58%		0.29%
2013	1,304	$16.27	$21,214	1.40%	28.26%		0.33%
2012	2,054	$12.69	$26,058	1.40%	15.06%		0.14%
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
2010	4,655	$11.14	$51,856	1.40%	10.60%		0.29%
Mid Cap Growth Subaccount
2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%	(b)	0.00%
2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%		0.00%
2012	29,349	$9.36 to $9.89	$276,973	0.90% to 1.40%	14.81% to 15.38%		0.00%
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
2010	32,593	$8.81 to $9.22	$289,057	0.90% to 1.40%	27.42% to 28.05%		0.00%
Total Return Subaccount
2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%		1.98%
2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%		1.68%
2012	53,143	$14.42 to $15.24	$775,372	0.90% to 1.40%	9.39% to 9.94%		2.54%
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
2010	38,213	$13.16 to $13.77	$509,525	0.90% to 1.40%	8.12% to 8.66%		2.64%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%		1.42%
2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%		1.91%
2012	559,481	$11.90 to $19.04	$9,080,088	0.90% to 1.75%	6.88% to 7.78%		1.08%
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
2010	454,461	$10.15 to $15.96	$6,702,656	0.90% to 1.65%	1.48%(a) to 7.15%		1.41%
Total Return Subaccount
2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%		2.17%
2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%		2.19%
2012	1,867,664	$11.15 to $17.86	$28,239,975	0.90% to 1.75%	7.70% to 8.61%		2.58%
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
2010	1,427,120	$10.17 to $16.01	$20,911,072	0.90% to 1.65%	1.74%(a) to 7.15%		2.43%
Global Bond Subaccount
2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%		2.46%
2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%		1.16%
2012	246,093	$12.03 to $19.76	$4,145,774	0.90% to 1.75%	5.09% to 5.98%		1.62%
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%
2010	181,090	$10.83 to $17.49	$2,879,926	0.90% to 1.65%	8.28%(a) to 10.66%		2.71%
CommodityRealReturn® Strategy Subaccount
2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%		0.35%
2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%		1.49%
2012	287,352	$10.36 to $12.50	$3,085,965	0.90% to 1.75%	3.57% to 4.45%		2.78%
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
2010	188,780	$10.83 to $13.29	$2,064,482	0.90% to 1.65%	23.41% to 32.87%	(b)	15.85%
Global Diversified Allocation Subaccount
2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%		4.38%
2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%		6.15%
2012	137,650	$10.00 to $10.05	$1,379,184	0.90% to 1.65%	0.03%(a) to 0.52%	(b)	8.66%
Short-Term Subaccount
2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%		0.68%
2013	194,227	$9.99	$1,940,015	1.40%	-0.12%	(c)	0.75%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%	(b)	0.00%
2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%		0.56%
2012	61,570	$11.98 to $23.95	$1,402,777	0.90% to 1.55%	5.95% to 6.64%		0.00%
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
2010	56,485	$13.06 to $25.78	$1,407,984	0.90% to 1.55%	27.98% to 28.80%		2.02%
Small-Cap Subaccount
2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%		0.11%
2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%		1.08%
2012	400,485	$12.50 to $25.58	$8,223,171	0.90% to 1.75%	10.55% to 11.49%		0.13%
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
2010	218,360	$11.90 to $23.94	$4,759,600	0.90% to 1.65%	18.98%(a) to 19.45%		0.14%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%		1.61%
2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%		1.73%
2012	39,360	$13.36 to $17.35	$653,110	0.90% to 1.55%	8.45% to 9.15%		3.32%
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
2010	26,615	$14.20 to $14.75	$385,438	0.90% to 1.40%	13.46% to 14.02%		1.98%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%		1.81%
2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%		2.36%
2012	158,738	$13.31 to $13.82	$2,132,893	0.90% to 1.40%	16.59% to 17.17%		2.96%
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
2010	168,154	$12.95 to $13.32	$2,192,095	0.90% to 1.40%	6.91% to 7.44%		1.02%
Franklin Flex Cap Growth VIP Subaccount
2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%		0.00%
2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%		0.00%
2012	66,490	$12.63 to $13.12	$850,125	0.90% to 1.40%	7.75% to 8.28%		0.00%
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
2010	105,043	$12.49 to $12.84	$1,322,232	0.90% to 1.40%	14.59% to 15.16%		0.00%
Franklin Income VIP Subaccount
2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%		4.88%
2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%		6.27%
2012	71,158	$14.30 to $14.85	$1,022,168	0.90% to 1.40%	11.09% to 11.64%		6.24%
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
2010	66,775	$12.75 to $13.11	$853,690	0.90% to 1.40%	11.12% to 11.67%		6.61%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%		1.74%
2012	6,072	$18.70 to $20.11	$113,700	0.90% to 1.40%	13.38% to 13.95%		1.69%
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
2010	6,874	$17.83 to $18.98	$124,341	0.90% to 1.40%	15.00% to 15.56%		1.79%
ClearBridge Variable Equity Income Subaccount
2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%		3.39%
2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%		2.26%
2012	2,544	$14.00 to $14.01	$35,620	1.35% to 1.40%	12.62% to 12.68%		3.20%
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
ClearBridge Variable Large Cap Value Subaccount
2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%		6.62%
2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%		1.64%
2012	2,510	$13.93 to $17.45	$38,018	0.90% to 1.65%	14.60% to 15.46%		3.50%
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%
2010	966	$11.77 to $13.65	$11,817	1.40% to 1.65%	7.95% to 17.73%	(b)	4.15%
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%		1.90%
2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%		2.37%
2012	144,810	$10.75 to $10.83	$1,560,284	0.90% to 1.65%	7.47%(a) to 8.26%	(b)	8.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%		0.73%
2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%		0.89%
2012	90,999	$10.68 to $13.09	$945,854	0.90% to 1.55%	13.60% to 14.34%		0.37%
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
2010	104,544	$9.87 to $10.10	$1,033,587	0.90% to 1.40%	24.25% to 24.87%		0.32%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	11,003	$6.17 to $6.25	$68,483	0.90% to 1.40%	20.35% to 20.94%		17.53%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%		0.00%
2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%		0.00%
2012	32,389	$9.34 to $12.08	$300,191	0.90% to 1.65%	15.10% to 15.96%		0.00%
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
2010	28,109	$9.39 to $12.33	$264,820	0.90% to 1.65%	16.70% to 23.28%	(b)	0.00%
Managed Volatility Fund II Subaccount
2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%		2.72%
2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%		1.22%
2012	68,816	$11.09 to $11.17	$765,273	0.90% to 1.65%	10.88%(a) to 11.69%	(b)	0.00%
Managed Tail Risk Fund II Subaccount
2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%		0.54%
2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%	(b)	0.00%

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%		0.97%
2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%		0.90%
2012	925,719	$9.13 to $12.64	$9,132,263	0.90% to 1.75%	16.77% to 17.76%		0.96%
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
2010	1,167,492	$8.44 to $11.88	$10,203,014	0.90% to 1.65%	9.90% to 18.81%	(b)	0.78%
U.S. Equity Insights Subaccount
2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%		1.35%
2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%		2.80%
2012	155	$10.00	$1,550	1.40%	12.56%		1.58%
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
2010	5,257	$8.67 to $11.22	$53,940	1.40% to 1.55%	10.88% to 11.05%		1.30%
Strategic Growth Subaccount
2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%		0.13%
2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%		0.16%
2012	19,376	$10.84 to $13.37	$210,702	0.90% to 1.65%	17.68% to 18.56%		0.62%
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
2010	15,139	$9.37 to $9.50	$142,930	0.90% to 1.40%	8.97% to 9.51%		0.21%
Global Markets Navigator Subaccount
2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%		0.04%
2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%		0.10%
2012	37,131	$10.20 to $10.25	$379,345	0.90% to 1.65%	2.00%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%		1.79%
2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%		2.36%
2012	822,514	$9.37 to $12.44	$8,140,825	0.90% to 1.75%	16.09% to 17.08%		2.90%
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
2010	597,550	$9.05 to $12.22	$5,514,963	0.90% to 1.65%	7.41% to 22.21%	(b)	0.41%
Franklin Flex Cap Growth VIP Subaccount
2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%		0.00%
2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%		0.00%
2012	456,674	$10.31 to $12.39	$4,894,333	0.90% to 1.75%	7.35% to 8.26%		0.00%
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
2010	543,052	$10.10 to $12.35	$5,584,070	0.90% to 1.65%	15.05% to 23.53%	(b)	0.00%
Franklin Income VIP Subaccount
2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%		4.39%
2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%		5.97%
2012	121,522	$11.72 to $12.39	$1,414,409	0.90% to 1.65%	10.72% to 11.55%		6.30%
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%
2010	103,804	$10.37 to $11.12	$1,072,628	0.90% to 1.65%	11.23%(a) to 11.54%		6.07%
Franklin Founding Funds Allocation VIP Subaccount
2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%		2.54%
2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%		10.17%
2012	62,724	$10.38 to $12.60	$698,373	0.90% to 1.65%	13.29% to 14.14%		2.44%
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
2010	35,797	$9.33 to $11.06	$335,909	0.90% to 1.55%	8.56% to 9.26%		2.17%
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%	(b)	0.50%
2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%		1.26%
2012	377,586	$12.44 to $13.22	$4,811,916	0.90% to 1.65%	17.23% to 18.11%		1.13%
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
2010	292,376	$11.62 to $12.17	$3,494,455	0.90% to 1.65%	7.71% to 16.24%	(b)	1.04%
VIP Global Natural Resources Subaccount
2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%		0.00%
2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%		0.00%
2012	76,845	$9.50 to $10.77	$716,880	0.90% to 1.65%	0.22% to 0.97%		0.00%
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
2010	98,987	$12.08 to $13.90	$1,184,209	0.90% to 1.65%	16.03% to 39.03%	(b)	0.00%
VIP Science and Technology Subaccount
2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%	(b)	0.00%
2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%		0.00%
2012	16,263	$14.19 to $15.51	$245,920	0.90% to 1.65%	25.75% to 26.68%		0.00%
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
2010	21,761	$12.18 to $13.11	$282,280	0.90% to 1.65%	11.75% to 21.77%	(b)	0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%		1.03%
2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%		1.07%
2012	131,265	$10.41 to $10.53	$1,371,635	0.90% to 1.65%	6.62% to 7.42%		0.10%
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%		1.11%
2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%		1.14%
2012	248,636	$10.35 to $10.47	$2,586,272	0.90% to 1.65%	6.89% to 7.68%		0.14%
TOPS® Managed Risk Growth ETF Subaccount
2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%		0.97%
2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%		0.92%
2012	87,713	$10.18 to $10.22	$894,543	1.35% to 1.65%	6.48% to 6.79%		0.08%
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%		0.43%
2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%		0.31%
2012	33,170	$10.30 to $10.42	$343,247	0.90% to 1.65%	6.24% to 7.04%		0.01%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2014 and 2013, and the related statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

	2014	2013
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$46,651	45,302
Fixed maturity trading securities, at fair value	5,044	9,367
Policy loans	5	4

Total investments	51,700	54,673
Cash	2,683	4,433
Accrued investment income	443	486
Deferred policy acquisition costs	17,225	13,225
Reinsurance recoverable	4,437	4,202
Goodwill and intangible assets	755	755
Other assets	2,380	2,189
Federal income tax recoverable	9	478
Assets held in separate accounts	363,627	293,746

Total assets	$443,259	374,187

Liabilities and Equity
Future policy benefits and claims	$38,464	43,072
Deferred federal income taxes	2,366	2,013
Reinsurance payables	699	567
Amounts due to affiliates	69	133
Other liabilities	384	717
Liabilities related to separate accounts	363,627	293,746

Total liabilities	405,609	340,248

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	1,025	387
Retained earnings	3,280	207

Total stockholder’s equity	37,650	33,939

Total liabilities and equity	$443,259	374,187

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life and annuity insurance premiums and charges	$9,020	6,807	5,790
Reinsurance premiums ceded	(3,965)	(3,297)	(3,166)

Total premiums and charges net of reinsurance	5,055	3,510	2,624
Change in value of trading securities	(217)	(453)	(27)
Net investment income	2,247	2,235	2,186
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	(3)	—	—
Portion of impairment losses recognized in other comprehensive income (loss)	—	(1)	(3)

Net other-than-temporary impairment losses on securities recognized in earnings	(3)	(1)	(3)
Realized gains, excluding other-than-temporary impairment losses on securities	151	136	49

Total investment gains	148	135	46
Other income	1,108	869	729

	8,341	6,296	5,558

Benefits and expenses:
Benefits and claims	840	927	917
(Decrease) increase in policy reserves	(612)	393	98
Amortization of deferred policy acquisition costs	734	86	345
Other operating costs and expenses	3,349	2,409	2,235

	4,311	3,815	3,595

Income before income taxes	4,030	2,481	1,963

Income taxes:
Current expense (benefit)	947	(4,398)	3
Deferred expense	10	4,728	471

	957	330	474

Net income	$3,073	2,151	1,489

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			3,073
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		969	(339)	630
Deferred acquisition costs		132	(46)	86
Future policy benefits and claims		4	(1)	3
Less:
Net gains on securities available-for-sale realized during the period		124	(43)	81

Total other comprehensive income		981	(343)	638

Total comprehensive income				$3,711

2013
Net income	$			2,151
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(2,128)	746	(1,382)
Deferred acquisition costs		375	(131)	244
Future policy benefits and claims		2	(1)	1
Less:
Net gains on securities available-for-sale realized during the period		160	(56)	104

Total other comprehensive loss		(1,911)	670	(1,241)

Total comprehensive income				$910
2012
Net income	$			1,489
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		575	(203)	372
Deferred acquisition costs		47	(18)	29
Future policy benefits and claims		(8)	3	(5)
Less:
Net gains on securities available-for-sale realized during the period		43	(15)	28

Total other comprehensive income		571	(203)	368

Total comprehensive income				$1,857

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings (deficit)	Total stockholder’s equity
Balance, December 31, 2011	$2,500	30,845	1,260	(3,433)	31,172
Comprehensive income:		.
Net income	—	—	—	1,489	1,489
Other comprehensive income	—	—	368	—	368

Total comprehensive income					1,857

Balance, December 31, 2012	2,500	30,845	1,628	(1,944)	33,029
Comprehensive income:
Net income	—	—	—	2,151	2,151
Other comprehensive loss	—	—	(1,241)	—	(1,241)

Total comprehensive income					910

Balance, December 31, 2013	2,500	30,845	387	207	33,939
Comprehensive income:
Net income	—	—	—	3,073	3,073
Other comprehensive income	—	—	638	—	638

Total comprehensive income					3,711

Balance, December 31, 2014	$2,500	30,845	1,025	3,280	37,650

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$3,073	2,151	1,489
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Interest credited to policyholder account values	932	1,000	946
Universal life and investment-type product policy fees	(2,571)	(1,779)	(1,406)
Capitalization of deferred policy acquisition costs	(4,597)	(4,508)	(2,039)
Amortization of deferred policy acquisition costs	734	86	345
Amortization and depreciation	(1)	(7)	15
Net realized gains on investments	(148)	(135)	(46)
Change in value of trading securities	217	453	27
Deferred federal income tax expense	10	4,728	471
Decrease (increase) in accrued investment income	43	(7)	(34)
(Increase) decrease in reinsurance receivables and other assets	(426)	(703)	728
Increase (decrease) in funds withheld-modco reinsurance	172	(45)	31
(Decrease) increase in policyholder liabilities	(614)	1,474	474
Decrease (increase) in federal income tax recoverable	469	(398)	(80)
(Decrease) increase in other liabilities	(333)	402	(65)
(Decrease) increase in amounts due to affiliates	(64)	13	1
(Decrease) increase in reinsurance payables	(40)	(119)	46
Other, net	2	(4)	(20)

Net cash provided by operating activities	984	6,493	2,155

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	2,950	2,400	1,375
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	5,075	2,091	1,971
Cost of fixed maturity available-for-sale securities acquired	(8,399)	(13,162)	(11,380)
Change in policy loans, net	(1)	—	—

Net cash used in investing activities	(375)	(8,671)	(8,034)

Cash flows from financing activities:
Investment product account deposits	77,157	73,797	32,928
Investment product account withdrawals	(79,516)	(70,669)	(29,888)

Net cash (used in) provided by financing activities	(2,359)	3,128	3,040

Net (decrease) increase in cash and cash equivalents	(1,750)	950	(2,839)
Cash and cash equivalents, beginning of year	4,433	3,483	6,322

Cash and cash equivalents, end of year	$2,683	4,433	3,483

Supplemental disclosure:
Federal income tax paid (received)	$558	(4,000)	80

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, valuation of and impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed, and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(g)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products includes variable universal life.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(h)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include certain GMABs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(i)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $4,437 and $4,202 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. NSLAC joined the consolidated return in 2013.

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(k)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(l)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(m)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the financial statements.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the financial statements as a result of this new standard.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s financial statements.

(n)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the financial statements were available to be issued.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of variable annuity products contributed approximately 45% and 50% of the total variable annuity deposits in 2014 and 2013, respectively. The same distributor accounted for approximately 42% and 41% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2012	$(4)	(428)	2,060	1,628
Other comprehensive income (loss) before reclassifications	1	244	(1,382)	(1,137)
Amounts reclassified from accumulated other comprehensive income	—	—	(104)	(104)

Change	1	244	(1,486)	(1,241)

December 31, 2013	$(3)	(184)	574	387
Other comprehensive income (loss) before reclassifications	3	86	630	719
Amounts reclassified from accumulated other comprehensive income	—	—	(81)	(81)

Change	3	86	549	638

December 31, 2014	$—	(98)	1,123	1,025

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Statement of operations location
Unrealized gains/(losses) on securities available-for-sale:
	$124	160	Realized gains, excluding other-than-temporary impairment losses on securities

	(43)	(56)	Income tax current expense

Total reclassification for the year	$81	104	Total net gain

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed and private placement securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed and derivative securities, including embedded derivatives associated with living benefit contracts.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,835	252	—	2,087
Obligations of states and political subdivisions	—	2,235	—	2,235
Corporate	—	32,738	336	33,074
Asset-backed	—	3,227	262	3,489
Mortgage-backed	—	5,766	—	5,766
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Other assets:
Cash	1,183	1,500	—	2,683
Reinsurance recoverable:
GMAB reinsurance contracts[2]	—	—	443	443
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	359	359
Assets held in separate accounts	363,627	—	—	363,627

Total assets	$366,645	50,762	1,400	418,807

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	443	443
GMAB/GMWB reinsurance contracts[1]	$—	—	359	359

Total liabilities	$—	—	802	802

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,783	232	—	2,015
Obligations of states and political subdivisions	—	1,144	—	1,144
Corporate	—	33,435	—	33,435
Asset-backed	—	4,159	308	4,467
Mortgage-backed	—	4,241	—	4,241
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other assets:
Cash	2,933	1,500	—	4,433
Assets held in Separate accounts	293,746	—	—	293,746
GMAB/GMWB reinsurance recoverable	—	—	671	671

Total assets	$298,462	54,078	979	353,519

Liabilities
GMAB/GMWB embedded derivatives	$—	—	671	671

Total liabilities	$—	—	671	671

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities - The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 94.3% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 5.7% from other sources.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,100 and $2,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,142 and $2,040 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives - Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

			Reinsurance	Other
	Investments		recoverable	assets
	Corporate	Asset - backed	GMAB reinsurance contracts[3]	GMAB/ GMWB embedded deriviative[2]	Total assets
December 31, 2012	$—	465	503	—	968

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	168	—	168
Unrealized in OCI[2]	—	(4)	—	—	(4)
Settlements	—	(153)	—	—	(153)

December 31, 2013	—	308	671	—	979

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	(228)	359	131
Unrealized in OCI[2]	—	(1)	—	—	(1)
Purchases	355	—	—	—	355
Sales	(19)	(45)	—	—	(64)

December 31, 2014	$336	262	443	359	1,400

Change in unrealized gains (losses):
Still held at December 31:
2013	$—	1	168	—	169

2014	$—	—	(228)	359	131

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/
	GMWB	GMWB
	reinsurance	embedded	Total
	contract[2]	derivative[3]	liabilities
December 31, 2012	$—	(503)	(503)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(168)	(168)
Unrealized in OCI[2]	—	—	—
Settlements	—	—	—

December 31, 2013	—	(671)	(671)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(359)	228	(131)

December 31, 2014	$(359)	(443)	(802)

Change in unrealized gains (losses):
Still held at December 31:
2013	$—	(168)	(168)

2014	$(359)	228	(131)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Reinsurance recoverable:
GMAB reinsurance contract[2]	$443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease

			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Other assets
GMAB/GMWB embedded derivative[1]	$359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives[2]	443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
GMAB/GMWB reinsurance contracts[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Reinsurance recoverable:
GMAB/GMWB reinsurance contract	$671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers in to or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the year ended December 31, 2014, there were no transfers between levels. During the year ended December 31, 2013, the Company transferred $1,783 of U.S. Treasury securities from Level 2 to Level 1.

There was no fair value measurement on a nonrecurring basis.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2014
Liabilities:
Investment contracts	$34,286	30,476	—	30,476	—
2013
Liabilities:
Investment contracts	$39,187	35,196	—	35,196	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,992	101	(6)	2,087	—
Obligations of states and political subdivisions	2,194	41	—	2,235	—
Corporate	31,735	1,501	(162)	33,074	—
Asset-backed	3,385	114	(10)	3,489	—
Mortgage-backed	5,611	174	(19)	5,766	(50)

Total fixed maturity securities	$44,917	1,931	(197)	46,651	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate securities	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,996	50	(31)	2,015	—
Obligations of states and political subdivisions	1,201	12	(69)	1,144	—
Corporate	32,660	1,512	(737)	33,435	—
Asset-backed	4,318	159	(10)	4,467	—
Mortgage-backed	4,238	81	(78)	4,241	(50)

Total fixed maturity securities	$44,413	1,814	(925)	45,302	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate securities	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.7% and 97.3% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $1,845 and $1,747 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$3,633	3,662	2,419	2,449
Due after one year through five years	11,980	13,130	2,027	2,260
Due after five years through ten years	26,425	26,950	149	164
Due after ten years	2,879	2,909	160	171

Total	$44,917	46,651	4,755	5,044

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2014
U.S. Treasury securities and obligations of U.S. government	$118	—	252	(6)	370	(6)
Corporate	2,839	(56)	4,678	(106)	7,517	(162)
Asset-backed	—	—	370	(10)	370	(10)
Mortgage-backed	—	—	674	(19)	674	(19)

Total	$2,957	(56)	5,974	(141)	8,931	(197)

2013
U.S. Treasury securities and obligations of U.S. government	$348	(31)	—	—	348	(31)
Obligations of states and political subdivisions	831	(69)	—	—	831	(69)
Corporate	13,101	(649)	710	(88)	13,811	(737)
Asset-backed	1,216	(10)	—	—	1,216	(10)
Mortgage-backed	2,145	(78)	—	—	2,145	(78)

Total	$17,641	(837)	710	(88)	18,351	(925)

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$—	(6)	(6)	2
Corporate	(56)	(106)	(162)	29
Asset-backed	—	(10)	(10)	2
Mortgage-backed	—	(19)	(19)	2

Total	$(56)	(141)	(197)	35

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(31)	—	(31)	2
Obligations of states and political subdivisions	(69)	—	(69)	3
Corporate	(649)	(88)	(737)	52
Asset-backed	(10)	—	(10)	5
Mortgage-backed	(78)	—	(78)	7

Total	$(837)	(88)	(925)	69

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments. An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the statements of income based on the timing of future cash flows.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Fixed maturity available-for-sale securities	$1,944	1,775	1,622
Fixed maturity trading securities	319	480	583
Short-term investments	—	3	3

Total gross investment income	2,263	2,258	2,208
Investment income due to reinsurers	1	2	1
Investment expenses	(17)	(25)	(23)

Net investment income	$2,247	2,235	2,186

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$123	71	23
Equity securities	(2)	(5)	(10)
Fixed maturity trading securities	27	69	33

Net realized gains on investments	$148	135	46

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $3, $1, and $3 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $537, which had a cumulative write-down of $20 due to OTI, remained in the Company’s investment portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2014
Mortgage-backed securities	$3	—	3

2013
Mortgage-backed securities	$—	(1)	1

2012
Mortgage-backed securities	$—	(3)	3

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2014	2013	2012
Cumulative credit loss, beginning of year	$17	16	13
New credit losses	3	1	3

Cumulative credit loss, end of year	$20	17	16

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$6,522	3,626	3,019

Gross realized gains on the sale and maturity	$23	31	—

Gross realized losses on the sale and maturity	$—	—	—

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Fixed maturity	$845	(2,286)	531

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$1,734	889	845
Future policy benefits and claims	—	(4)	4
Deferred policy acquisition costs	(151)	(283)	132
Deferred federal income tax provision	(554)	(211)	(343)

Net unrealized gains	$1,029	391	638

	2013	2012	Change
Securities available for sale	$889	3,175	(2,286)
Future policy benefits and claims	(4)	(7)	3
Deferred policy acquisition costs	(283)	(658)	375
Deferred federal income tax provision	(211)	(879)	668

Net unrealized gains	$391	1,631	(1,240)

	2012	2011	Change
Securities available for sale	$3,175	2,644	531
Future policy benefits and claims	(7)	1	(8)
Deferred policy acquisition costs	(658)	(705)	47
Deferred federal income tax provision	(879)	(680)	(199)

Net unrealized gains	$1,631	1,260	371

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(8)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$13,225	8,639
Acquisition costs deferred	4,597	4,353
Amortization	(729)	(142)
Unrealized investment gains (losses)	132	375

Balance - end of year	$17,225	13,225

(9)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders to ONLIC effective August, 2012.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued, excluding the GLWB interest sensitive riders which the Company began issuing in 2014.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$33,076	363,548	396,624	1,392	3	64

GMIB	$2,385	187,127	189,512	—	—	63

GLWB	$5,028	129,232	134,260	53	—	64

GMAB/GMWB	$3,551	145,219	148,770	—	—	63

2013
GMDB	$37,175	293,918	331,093	387	14	64

GMIB	$3,284	190,277	193,561	—	—	63

GLWB	$6,259	67,019	73,278	—	—	63

GMAB/GMWB	$6,890	88,768	95,658	—	—	63

2012
GMDB	$35,060	200,639	235,699	2,001	10	63

GMIB	$3,747	165,271	169,018	—	—	62

GLWB	$2,413	10,886	13,299	—	—	62

GMAB/GMWB	$2,811	26,149	28,960	—	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2014	2013
Mutual funds:
Bond	$110,265	87,991
Equity	249,524	197,548
Money market	3,759	8,379

Total	$363,548	293,918

The liability for future policy benefits for investment contracts represents approximately 89% and 91% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.8%, 2.9% and 2.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 78% and 75%, as of December 31, 2014 and 2013, respectively, of the investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

Reserves are calculated using withdrawal, mortality and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $2,961, ceded G reserves were $2,496 and net G reserves were $465. As of December 31, 2013, direct G reserves were $3,139, ceded G reserves were $2,045 and net G reserves were $1,094.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$463	1,094
GLWB	2	—

Total	$465	1,094

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(10)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2014	2013	2012
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	$2,611	1,844	1,329
Benefits and claims
GMIB, GMAB, GLWB and GMWB reserves	336	119	283
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$2,842	2,139	2,020
Reinsurance payables:
Premiums payable	205	184	126

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Premiums	$1,354	1,452	1,835
Benefits incurred	1,245	2,181	3,512
Commission and expense allowances	42	45	50
Reinsurance recoverable:
Reserves for future policy benefits	1,158	1,511	1,533
Benefits payable	73	299	1
Paid losses and expense allowances due	364	253	568

Net traditional life insurance premiums earned for the years ended December 31 were as follows:

	2014	2013	2012
Reinsurance assumed	$1,354	1,452	1,835
Reinsurance ceded	(1,354)	(1,452)	(1,835)

Net premiums earned	$—	—	—

(11)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded on the balance sheets at December 31, 2014 and 2013 related to the purchase of the Company by ONLIC in 2002.

The Company has $195 of intangible asset recorded on the balance sheets at December 31, 2014 and 2013 related to insurance licenses was acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense (benefit)	$947	(4,398)	3
Deferred expense	10	4,728	471

Provision for income taxes	$957	330	474

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$1,411	868	687
Tax-preferred investment income	(408)	(466)	(150)
Other, net	(46)	(72)	(63)

Provision for income taxes	$957	330	474

Effective tax rate	23.8%	13.3%	24.1%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Deferred tax assets:
Future policy benefits	$4,679	3,640
Other	—	42

Total gross deferred tax assets	4,679	3,682

Deferred tax liabilities:
Fixed maturity securities available-for-sale	735	522
Deferred policy acquisition costs	4,868	3,791
Reinsurance recoverable	1,426	1,382
Other	16	—

Total gross deferred tax liabilities	7,045	5,695

Net deferred tax (liability) asset	$(2,366)	(2,013)

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All of the Company’s net operating losses and net capital loss carryovers were absorbed by the consolidated life/non-life group in 2013.

(13)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Insurance Department (the “Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company does not have any permitted statutory accounting practices as of December 31, 2014 or 2013.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $30,919 and $785, respectively, providing an RBC ratio of 3,937%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $393.

The statutory basis net income of NSLAC was $1,485, $6,204 and $1,088 for the years ended December 31, 2014, 2013 and 2012, respectively.

The statutory basis capital and surplus of NSLAC was $30,620 and $28,593 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	changes in deferred taxes are recognized in operations; and

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The Company cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by the Company in 2014, 2013 and 2012.

(14)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2014 and 2013. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2014	2013
ONLIC	$12	42
ONII	—	7
ONEQ	57	84

Total service charges owed	$69	133

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2014	2013	2012
ONLIC	$1,215	534	773
ONII	17	25	23
ONEQ	831	720	435

Total service charges incurred	$2,063	1,279	1,231

(Continued)

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,992	2,087	2,087
Obligations of states and political subdivisions	2,194	2,235	2,235
Corporate securities	31,735	33,074	33,074
Asset-backed securities	3,385	3,489	3,489
Mortgage-backed securities	5,611	5,766	5,766

Total fixed maturity available-for-sale securities	44,917	46,651	46,651

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Policy loans	5		5

Total investments	$49,677		51,700

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014 total	$17,225	38,464			5
2013 total	13,225	43,072			6
2012 total	8,639	39,459			8

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2014 total	$2,247	228	734	3,349
2013 total	2,235	1,320	86	2,409
2012 total	2,186	1,015	345	2,235

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$1,045	67,442	66,697	300	—%
Premiums:
Life insurance	—	1,354	1,354	—	—%
2013:
Life insurance in force	$1,045	87,120	86,375	300	—%
Premiums:
Life insurance	—	1,452	1,452	—	—%
2012:
Life insurance in force	$1,245	94,403	93,558	400	—%
Premiums:
Life insurance	—	1,835	1,835	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Balance Sheets, December 31, 2014 and 2013.

Statements of Operations for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Cash Flows for the Years Ended December 31, 2014, 2013and 2012.

Notes to Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Flexible Premium Deferred Annuity Contract, Form NS-10-VA-07.4, was filed as Exhibit 99(4) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 19, 2010 (File No. 333-164072) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(f) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(g) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Principal Protection, Form NS-12-GPP-1, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form NS-14-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form NS-14-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-effective amendment no. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel and consent is filed herewith as Exhibit 99(9).

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2014 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 24, 2015 (File No. 333-164071) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2014 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 24, 2015 (File No. 333-164071) and is incorporated by reference herein.

99(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Thomas A. Barefield*	Director, Vice President, Marketing

Richard J. Bodner*	Vice President, Insurance Operations
R. Todd Brockman*	Vice President, Mutual Fund Operations

Philip C. Byrde*	Investment Officer
Christopher A. Carlson*	Chief Investment Officer
George E. Castrucci**	Director
Raymond R. Clark**	Director
H. Douglas Cooke III*	Vice President, Marketing
Rocky Coppola*	Vice President, Chief Financial Officer and Treasurer

Ronald J. Dolan*	Director, Vice President

Joseph M. Fischer*	Assistant Counsel and Assistant Secretary; Privacy Officer; NYID Reg. 60 Officer; Compliance Officer

Paul J. Gerard*	Investment Officer
Kristal E. Hambrick*	Director; Vice President, Actuary

Gary T. Huffman*	Director; President and Chief Executive Officer
Therese S. McDonough*	Secretary

Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer

John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director
Stephen R. Murphy*	Vice President, Capital Markets

Laura J. Muse*	Product Development Actuary & Life Illustration Actuary
John J. Palmer**	Director
Doris L. Paul*	Assistant Treasurer

Arthur J. Roberts*	Vice President

Gary R. Rodmaker*	Investment Officer
Annette M. Teders*	Investment Officer

Julie T. Thomas*	Chief Compliance Officer, Separate Accounts

Peter Whipple*	Valuation Actuary

Sharon A. Wolf*	Customer Services Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019 ..

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc.	Ohio	100%

(investment adviser)
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 24, 2015, this series of Registrant’s contracts were owned by 11 owners.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	Director and President
Thomas A. Barefield	Director and Executive Vice President

Barbara A. Turner	Director, Senior Vice President, and Comptroller

H. Douglas Cooke	Senior Vice President

Jeffrey A. Bley, Jr.	Vice President, Operations

Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer

Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$3,675,361	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2015.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary – Life and Annuities

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2015.

National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary – Life and Annuities

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Director, President and Chief Executive Officer(Principal Executive Officer)	April 24, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2015
George E. Castrucci	Director	April 24, 2015
*/s/ Raymond R. Clark Raymond R. Clark	Director	April 24, 2015
/s/ Rocky Coppola Rocky Coppola	Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 24, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2015
/s/ Kristal E. Hambrick Kristal E. Hambrick	Director	April 24, 2015
John Mulhall	Director	April 24, 2015
*/s/ John J. Palmer John J. Palmer	Director	April 24, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney